UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22496
American Funds Global Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class A
| GBLAX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.81% *
*Annualized.
Key fun
d
statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class C
| GBLCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.56% *
*Annualized.
Key fund stat
is
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class T
| TFGBX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 27	0.55% *
*Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-1
| GBLEX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.86% *
*Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-2
| GBLFX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.59% *
*Annualized.
Key fund st
at
istics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-3
| GFBLX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 23	0.47% *
*Annualized.
Key fund
sta
tistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-A
| CBFAX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.84% *
*Annualized.
Key fu
n
d statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-C
| CBFCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 80	1.60% *
*Annualized.
Key fund st
atis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-E
|
CBFEX
for the six months ended April
30
, 2025
This
semi-annual shareholder repor
t contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 53	1.07% *
*Annualized.
Key fund s
tatist
ics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-T
| TFBGX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.60% *
*Annualized.
Key fund s
tat
istics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-1
| CBFFX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.67% *
*Annualized.
Key fu
nd
statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-2
| FFGGX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.58% *
*Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-3
| FFBGX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 26	0.53% *
*Annualized.
Key fund st
atis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-1
| RGBLX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 77	1.54% *
*Annualized.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2
| RGBBX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 78	1.56% *
*Annualized.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2E
| RGGHX
for the six months ended April 30, 2025
This
semi-annual shareholder repor
t contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 64	1.28% *
*Annualized.
Key fund statistics
Fund n et as sets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-3
| RGBCX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 55	1.11% *
*Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-4
| RGBEX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.82% *
*Annualized.
Key fund sta
tistic
s
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5E
| RGBHX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 31	0.63% *
*Annualized.
Key fund st
atis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5
| RGBFX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-037-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-6
| RGBGX
for the six months ended April
30
, 2025
This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 23	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-037-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Balanced Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-037-0625 © 2025 Capital Group. All rights reserved.

Investment portfolio April 30, 2025unaudited

Common stocks 59.47%		Shares	Value (000)
Financials 9.88%
	B3 SA - Brasil, Bolsa, Balcao	124,038,736	$294,844
	Banco Bilbao Vizcaya Argentaria, SA	17,652,653	242,642
	Marsh & McLennan Cos., Inc.	944,795	213,023
	Chubb, Ltd.	728,728	208,475
	ING Groep NV	10,356,120	200,861
	Münchener Rückversicherungs-Gesellschaft AG	285,279	194,360
	HDFC Bank, Ltd. (ADR)	1,692,514	123,029
	HDFC Bank, Ltd.	1,565,896	35,695
	Standard Chartered PLC	10,533,672	152,585
	Zurich Insurance Group AG	169,233	119,394
	JPMorgan Chase & Co.	486,372	118,976
	BlackRock, Inc.	125,983	115,181
	Morgan Stanley	726,652	83,870
	BNP Paribas SA	737,394	62,322
	Mizuho Financial Group, Inc.	2,333,100	58,665
	NatWest Group PLC	8,656,384	55,257
	Capital One Financial Corp.	289,654	52,213
	Progressive Corp.	159,840	45,033
	Great-West Lifeco, Inc.	1,061,475	41,278
	AIA Group, Ltd.	5,017,400	37,907
	3i Group PLC	606,622	34,435
	UniCredit SpA	549,380	31,768
	Goldman Sachs Group, Inc.	51,123	27,992
	Aegon, Ltd.	1,889,259	12,151
			2,561,956

Health care 9.23%
	Sanofi	3,231,506	354,396
	Eli Lilly and Co.	388,113	348,894
	Gilead Sciences, Inc.	2,705,350	288,228
	Abbott Laboratories	1,976,818	258,469
	Novo Nordisk AS, Class B	3,406,365	226,925
	Vertex Pharmaceuticals, Inc.[1]	364,974	185,954
	Medtronic PLC	1,289,597	109,306
	DexCom, Inc.[1]	1,250,000	89,225
	Stryker Corp.	231,286	86,482
	Molina Healthcare, Inc.[1]	237,437	77,644
	UnitedHealth Group, Inc.	180,840	74,405
	Alnylam Pharmaceuticals, Inc.[1]	269,513	70,947
	AbbVie, Inc.	349,502	68,188
	GE HealthCare Technologies, Inc.	628,885	44,230
	Novartis AG	267,288	30,259
	Takeda Pharmaceutical Co., Ltd.	966,800	29,565
	AstraZeneca PLC	187,089	26,812
	BioMarin Pharmaceutical, Inc.[1]	383,737	24,440
			2,394,369

Information technology 8.68%
	Microsoft Corp.	1,441,573	569,796
	Broadcom, Inc.	2,693,967	518,508
	Taiwan Semiconductor Manufacturing Co., Ltd.	13,170,200	375,432
	Apple, Inc.	1,256,991	267,111
	Accenture PLC, Class A	520,431	155,687
	NVIDIA Corp.	1,291,368	140,656
	ASML Holding NV	125,000	83,678
	TDK Corp.	5,973,200	63,816
	Salesforce, Inc.	191,743	51,523
	Arista Networks, Inc.[1]	288,403	23,727
			2,249,934

Industrials 8.05%
	RTX Corp.	3,555,624	448,471
	Volvo AB, Class B	6,194,226	170,314
	General Dynamics Corp.	536,062	145,873
	BAE Systems PLC	5,790,111	133,085

1	American Funds Global Balanced Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Uber Technologies, Inc.[1]	1,364,402	$110,530
	Daikin Industries, Ltd.	963,600	110,486
	Deutsche Post AG	2,400,568	102,077
	Airbus SE, non-registered shares	586,540	98,200
	Carrier Global Corp.	1,368,569	85,590
	Honeywell International, Inc.	375,854	79,117
	Safran SA2	294,742	78,150
	Recruit Holdings Co., Ltd.	1,328,400	74,146
	nVent Electric PLC	1,204,461	66,137
	CSX Corp.	2,197,066	61,672
	Rolls-Royce Holdings PLC	5,508,989	55,488
	Melrose Industries PLC	7,231,707	41,881
	General Electric Co.	172,256	34,716
	PACCAR, Inc.	381,980	34,458
	Waste Management, Inc.	137,138	32,003
	United Rentals, Inc.	47,456	29,966
	Caterpillar, Inc.	86,308	26,693
	L3Harris Technologies, Inc.	120,935	26,608
	Boeing Co. (The)[1]	124,428	22,800
	AtkinsRealis Group, Inc.	416,456	20,623
			2,089,084

Consumer staples 4.87%
	Philip Morris International, Inc.	1,842,167	315,674
	Imperial Brands PLC	7,322,616	300,005
	British American Tobacco PLC	4,962,088	215,308
	ITC, Ltd.	38,035,244	191,834
	Suntory Beverage & Food, Ltd.	3,372,500	117,760
	Nestle SA	668,117	71,109
	Sysco Corp.	702,095	50,130
			1,261,820

Communication services 4.41%
	Meta Platforms, Inc., Class A	863,140	473,864
	Alphabet, Inc., Class A	2,121,514	336,896
	Alphabet, Inc., Class C	469,121	75,477
	Netflix, Inc.[1]	61,423	69,514
	Deutsche Telekom AG	1,718,858	61,678
	Comcast Corp., Class A	1,578,571	53,987
	Omnicom Group, Inc.	608,198	46,320
	Universal Music Group NV	902,128	26,380
			1,144,116

Consumer discretionary 4.01%
	Amazon.com, Inc.[1]	1,643,621	303,117
	Ferrari NV	227,714	105,154
	Ferrari NV (EUR denominated)	50,004	22,772
	LVMH Moet Hennessy-Louis Vuitton SE	206,487	113,945
	Royal Caribbean Cruises, Ltd.	493,438	106,045
	Midea Group Co., Ltd., Class A	7,963,178	80,801
	Compagnie Financière Richemont SA, Class A	443,926	78,106
	Las Vegas Sands Corp.	1,636,709	60,018
	Sony Group Corp.	1,862,100	48,064
	Hasbro, Inc.	683,276	42,295
	Starbucks Corp.	399,531	31,982
	Viking Holdings, Ltd.[1]	612,119	25,115
	adidas AG	97,321	22,240
			1,039,654

Materials 3.71%
	Freeport-McMoRan, Inc.	6,272,764	226,008
	Vale SA, ordinary nominative shares	14,319,000	133,371
	Vale SA (ADR), ordinary nominative shares	3,691,051	34,364
	Nitto Denko Corp.	8,041,200	141,058
	Lundin Gold, Inc.	2,500,000	101,969
	Air Products and Chemicals, Inc.	314,807	85,341
	Smurfit Westrock PLC	1,722,746	72,390
	International Paper Co.	1,327,471	60,639

American Funds Global Balanced Fund	2

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Rio Tinto PLC	658,419	$39,257
	Air Liquide SA1	160,399	32,996
	Franco-Nevada Corp.	115,553	19,858
	Celanese Corp.	310,825	13,835
			961,086

Utilities 3.69%
	DTE Energy Co.	1,693,660	232,031
	E.ON SE	9,005,096	157,576
	Constellation Energy Corp.	625,000	139,650
	Duke Energy Corp.	963,219	117,532
	SembCorp Industries, Ltd.	18,993,300	96,128
	PG&E Corp.	5,334,000	88,118
	Pinnacle West Capital Corp.	852,721	81,162
	Dominion Energy, Inc.	824,934	44,860
			957,057

Energy 2.25%
	Canadian Natural Resources, Ltd. (CAD denominated)	10,660,883	305,922
	TC Energy Corp. (CAD denominated)	2,054,863	103,817
	Shell PLC (GBP denominated)	3,116,020	99,698
	Chevron Corp.	464,155	63,153
	Cameco Corp. (CAD denominated)	266,992	12,052
			584,642

Real estate 0.69%
	CTP NV2	6,416,117	120,929
	Embassy Office Parks REIT	12,925,048	58,414
			179,343
	Total common stocks (cost: $10,849,274,000)		15,423,061
Convertible stocks 0.63%
Financials 0.32%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	1,173,809	84,655

Utilities 0.31%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	2,076,362	79,940
	Total convertible stocks (cost: $183,194,000)		164,595
Bonds, notes & other debt instruments 31.48%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.07%
	Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	152
	Asian Development Bank 1.125% 6/10/2025	GBP460	611
	Asian Development Bank 6.20% 10/6/2026	INR117,500	1,388
	Asian Development Bank 6.72% 2/8/2028	1,339,880	15,992
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	16,486
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	46,110	28,839
	Austria (Republic of) 0% 2/20/2031	EUR33,610	33,141
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	15,660	18,027
	Brazil (Federative Republic of) 10.00% 1/1/2029	BRL150,951	24,041
	Brazil (Federative Republic of) 10.00% 1/1/2031	820,175	123,764
	Brazil (Federative Republic of) 10.00% 1/1/2035	354,589	50,016
	Brazil (Federative Republic of) 6.00% 8/15/2040[3]	13,492	2,095
	Brazil (Federative Republic of) 6.00% 8/15/2050[3]	128,937	19,515
	Brazil (Federative Republic of) 6.00% 8/15/2060[3]	13,447	1,997
	Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,280	8,881
	Canada (Government) 2.25% 6/1/2025	CAD39,295	28,494
	Canada (Government) 0.25% 3/1/2026	15,710	11,186
	Canada (Government) 3.50% 3/1/2028	56,463	42,043
	Canada (Government) 1.50% 12/1/2031	55,800	37,216
	Canada (Government) 2.00% 6/1/2032	810	554

3	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Canada (Government) 2.75% 12/1/2048	CAD9,900	$6,414
Chile (Republic of) 4.70% 9/1/2030	CLP2,690,000	2,745
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY293,360	41,632
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	260,740	36,999
China (People’s Republic of), Series INBK, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	135,240	19,593
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	180,950	27,193
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	130,580	18,885
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	2,640	502
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	40,000	7,023
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	209,930	28,957
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	27,518
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	25,904
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,272
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	19,666
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	419
Colombia (Republic of) 3.125% 4/15/2031	USD9,065	7,319
Croatia (Republic of) 3.25% 2/11/2037	EUR1,750	1,951
Estonia (Republic of) 3.25% 1/17/2034	11,180	12,710
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR432,000	5,066
European Bank for Reconstruction and Development 5.25% 1/12/2027	611,400	7,112
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	3,007
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,628,900	43,591
European Financial Stability Facility 0% 10/15/2025	EUR1,200	1,347
European Investment Bank 0.375% 9/15/2027	8,975	9,798
European Investment Bank 6.95% 3/1/2029	INR365,500	4,374
European Investment Bank 0.25% 1/20/2032	EUR36,200	35,260
European Investment Bank 7.40% 10/23/2033	INR1,230,500	15,301
European Investment Bank 2.875% 1/15/2035	EUR2,900	3,295
European Union 0% 6/2/2028	10,920	11,622
French Republic O.A.T. 0.75% 2/25/2028	2,390	2,614
French Republic O.A.T. 0% 11/25/2030	130,490	128,728
French Republic O.A.T. 1.25% 5/25/2034	20,510	19,957
French Republic O.A.T. 3.25% 5/25/2045	6,700	7,142
French Republic O.A.T. 0.75% 5/25/2052	380	211
French Republic O.A.T. 3.00% 5/25/2054	310	298
French Republic O.A.T. 3.75% 5/25/2056	19,030	20,886
Germany (Federal Republic of) 0% 4/16/2027	75,355	82,644
Germany (Federal Republic of) 1.30% 10/15/2027	2,900	3,255
Germany (Federal Republic of) 0% 8/15/2030	35,175	35,916
Germany (Federal Republic of) 2.20% 2/15/2034	17,490	19,536
Germany (Federal Republic of) 1.00% 5/15/2038	16,410	15,180
Germany (Federal Republic of) 0% 8/15/2050	14,895	8,334
Germany (Federal Republic of) 0% 8/15/2052	1,390	734
Greece (Hellenic Republic of) 1.50% 6/18/2030	5,405	5,834
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	37,139
Greece (Hellenic Republic of) 3.625% 6/15/2035	750	873
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	516
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,955
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR4,751,000	284
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	7,216,000	433
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	95,688,000	6,239
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	113,520,000	7,248
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	JPY2,200,000	15,282
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR242,159,000	14,735
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	144,009,000	8,559
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[4]	USD1,580	1,592
Inter-American Development Bank 7.00% 1/25/2029	INR19,000	228
International Bank for Reconstruction and Development 6.75% 9/8/2027	949,200	11,315
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	18,549
Ireland (Republic of) 2.60% 10/18/2034	EUR6,830	7,618
Ireland (Republic of) 3.00% 10/18/2043	9,180	10,111
Israel (State of) 2.50% 1/15/2030	USD8,900	7,951
Israel (State of) 4.50% 1/17/2033	370	347
Israel (State of) 3.375% 1/15/2050	2,970	1,899
Israel (State of) 3.875% 7/3/2050	550	382
Italy (Republic of) 0.95% 9/15/2027	EUR626	693

American Funds Global Balanced Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Italy (Republic of) 1.35% 4/1/2030	EUR15,565	$16,650
Italy (Republic of) 3.50% 2/15/2031	1,200	1,407
Italy (Republic of) 4.40% 5/1/2033	79,285	97,399
Italy (Republic of) 4.35% 11/1/2033	63,090	77,072
Italy (Republic of) 4.20% 3/1/2034	64,634	78,018
Italy (Republic of) 3.65% 8/1/2035	53,085	60,667
Italy (Republic of) 4.50% 10/1/2053	14,420	16,777
Italy (Republic of) 4.30% 10/1/2054	13,360	14,979
Japan, Series 151, 0.005% 3/20/2027	JPY831,600	5,746
Japan, Series 346, 0.10% 3/20/2027	11,295,600	78,182
Japan, Series 352, 0.10% 9/20/2028	4,193,000	28,696
Japan, Series 363, 0.10% 6/20/2031	3,000	20
Japan, Series 145, 1.70% 6/20/2033	1,426,800	10,451
Japan, Series 152, 1.20% 3/20/2035	23,230,950	160,807
Japan, Series 21, 2.30% 12/20/2035	1,360,000	10,344
Japan, Series 173, 0.40% 6/20/2040	3,239,500	18,199
Japan, Series 176, 0.50% 3/20/2041	7,493,900	41,951
Japan, Series 179, 0.50% 12/20/2041	6,598,100	36,184
Japan, Series 36, 2.00% 3/20/2042	200,000	1,388
Japan, Series 42, 1.70% 3/20/2044	928,200	6,016
Japan, Series 192, 2.40% 3/20/2045	32,968,050	237,016
Japan, Series 37, 0.60% 6/20/2050	5,484,650	24,947
Japan, Series 70, 0.70% 3/20/2051	1,806,100	8,275
Japan, Series 74, 1.00% 3/20/2052	158,000	770
Japan, Series 76, 1.40% 9/20/2052	2,924,750	15,731
Japan, Series 77, 1.60% 12/20/2052	4,505,550	25,371
Japan, Series 83, 2.20% 6/20/2054	244,700	1,560
Japan, Series 84, 2.10% 9/20/2054	5,255,900	32,722
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,456
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR226,939	53,305
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	39,265	9,346
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	11,775	2,915
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	42,824	10,441
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	85,590	20,583
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	6,057	1,580
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD27,340	17,445
New South Wales Treasury Corp. 4.25% 2/20/2036	44,654	26,934
Norway (Kingdom of) 1.75% 9/6/2029	NOK55,085	4,897
Norway (Kingdom of) 3.625% 4/13/2034	4,010	379
Norway (Kingdom of) 3.75% 6/12/2035	252,155	24,012
Panama (Republic of) 3.75% 4/17/2026	USD1,000	966
Panama (Republic of) 7.50% 3/1/2031	405	421
Panama (Republic of) 8.00% 3/1/2038	6,270	6,506
Panama (Republic of) 4.50% 4/1/2056	650	399
Panama (Republic of) 7.875% 3/1/2057	12,480	12,106
Philippines (Republic of) 0.70% 2/3/2029	EUR4,970	5,173
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	4,094
Portugal (Republic of) 0.475% 10/18/2030	EUR13,170	13,585
Portugal (Republic of) 3.50% 6/18/2038	455	525
Portugal (Republic of) 3.375% 6/15/2040	12,740	14,226
Quebec (Province of) 3.35% 7/23/2039	13,330	15,037
Romania 2.125% 3/7/2028	570	618
Romania 3.624% 5/26/2030	2,455	2,591
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,869
Serbia (Republic of) 6.25% 5/26/2028[4]	USD3,915	4,019
Sharjah (Emirate of) 4.625% 2/13/2032	EUR400	451
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR284,905	9,841
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW26,409,910	18,643
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	124,727,820	97,949
Spain (Kingdom of) 0% 1/31/2027	EUR20,670	22,677
Spain (Kingdom of) 0.80% 7/30/2027	23,070	25,514
Spain (Kingdom of) 1.45% 4/30/2029	5,780	6,359
Spain (Kingdom of) 0.50% 10/31/2031	14,540	14,398
Spain (Kingdom of) 3.15% 4/30/2033	16,027	18,525
Spain (Kingdom of) 3.55% 10/31/2033	18,434	21,830
Spain (Kingdom of) 3.25% 4/30/2034	10,010	11,547
Spain (Kingdom of) 3.45% 10/31/2034	16,060	18,749

5	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 2.70% 10/31/2048	EUR2,690	$2,533
	Turkey (Republic of) 7.125% 7/17/2032	USD18,760	18,307
	United Kingdom 0.125% 1/30/2026	GBP450	586
	United Kingdom 1.25% 7/22/2027	9,740	12,329
	United Kingdom 4.25% 12/7/2027	8,920	12,070
	United Kingdom 4.125% 7/22/2029	6,540	8,810
	United Kingdom 0.375% 10/22/2030	36,465	40,437
	United Kingdom 0.25% 7/31/2031	3,715	3,957
	United Kingdom 1.00% 1/31/2032	2,920	3,194
	United Kingdom 4.25% 6/7/2032	19,255	25,933
	United Kingdom 3.25% 1/31/2033	17,935	22,372
	United Kingdom 3.25% 1/22/2044	3,650	3,793
	United Kingdom 3.50% 1/22/2045	2,850	3,044
	United Kingdom 1.25% 7/31/2051	27,195	16,086
	United Kingdom 4.375% 7/31/2054	15,465	18,022
	United Kingdom 2.50% 7/22/2065	22,800	17,204
	United Mexican States 2.659% 5/24/2031	USD308	262
	United Mexican States 6.338% 5/4/2053	2,170	1,912
	United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	37,887
	United Mexican States, Series M, 7.50% 6/3/2027	17,133	861
	United Mexican States, Series M, 7.75% 5/29/2031	17,452	842
	United Mexican States, Series M, 7.50% 5/26/2033	208,000	9,594
	United Mexican States, Series M, 8.00% 11/7/2047	65,920	2,789
	United Mexican States, Series M, 8.00% 7/31/2053	1,702,790	71,148
	United Mexican States, Series S, 4.00% 10/29/2054[3]	3,195	137
			3,389,510
U.S. Treasury bonds & notes 6.21%
U.S. Treasury 6.06%
	U.S. Treasury 3.00% 7/15/2025	USD64,451	64,280
	U.S. Treasury 4.875% 5/31/2026	815	824
	U.S. Treasury 3.75% 8/31/2026	40,780	40,771
	U.S. Treasury 4.25% 12/31/2026	231	233
	U.S. Treasury 4.50% 4/15/2027	77,457	78,747
	U.S. Treasury 3.50% 1/31/2028	776	774
	U.S. Treasury 4.00% 2/29/2028	2,481	2,508
	U.S. Treasury 4.00% 6/30/2028[5]	300,000	303,748
	U.S. Treasury 4.375% 8/31/2028	94,464	96,706
	U.S. Treasury 4.625% 9/30/2028	125,500	129,570
	U.S. Treasury 4.00% 1/31/2029	3,231	3,272
	U.S. Treasury 4.125% 3/31/2029	54,850	55,786
	U.S. Treasury 4.625% 4/30/2029	19,300	19,989
	U.S. Treasury 3.625% 8/31/2029	25,480	25,430
	U.S. Treasury 3.50% 9/30/2029	50,010	49,639
	U.S. Treasury 4.00% 2/28/2030	73,000	73,964
	U.S. Treasury 0.625% 5/15/2030	92,130	79,073
	U.S. Treasury 0.625% 8/15/2030	22,050	18,759
	U.S. Treasury 1.25% 8/15/2031	9,980	8,526
	U.S. Treasury 1.375% 11/15/2031[5]	52,150	44,579
	U.S. Treasury 1.875% 2/15/2032[5]	30,345	26,651
	U.S. Treasury 2.875% 5/15/2032	20,000	18,689
	U.S. Treasury 2.75% 8/15/2032[5]	27,441	25,344
	U.S. Treasury 4.125% 11/15/2032	20,877	21,085
	U.S. Treasury 3.875% 8/15/2033[5]	27,488	27,141
	U.S. Treasury 4.50% 11/15/2033	3,714	3,829
	U.S. Treasury 4.375% 5/15/2034[5]	32,445	33,074
	U.S. Treasury 3.875% 8/15/2034	271	266
	U.S. Treasury 4.25% 11/15/2034	1,851	1,865
	U.S. Treasury 4.625% 2/15/2035	93,977	97,523
	U.S. Treasury 1.875% 2/15/2041	4	3
	U.S. Treasury 3.25% 5/15/2042	5	4
	U.S. Treasury 3.375% 8/15/2042[5]	60,000	50,856
	U.S. Treasury 3.875% 5/15/2043	10,690	9,653
	U.S. Treasury 4.75% 11/15/2043	6,794	6,868
	U.S. Treasury 2.875% 11/15/2046	1,750	1,303
	U.S. Treasury 2.25% 2/15/2052	18,500	11,453
	U.S. Treasury 3.00% 8/15/2052[5]	108,415	79,355

American Funds Global Balanced Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 11/15/2052	USD6,851	$6,083
	U.S. Treasury 3.625% 5/15/2053	7,944	6,582
	U.S. Treasury 4.75% 11/15/2053	2,743	2,762
	U.S. Treasury 4.625% 5/15/2054	823	812
	U.S. Treasury 4.25% 8/15/2054	12,320	11,438
	U.S. Treasury 4.50% 11/15/2054[5]	32,312	31,320
			1,571,137

U.S. Treasury inflation-protected securities 0.15%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[3]	24,596	24,433
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3]	3,993	4,173
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]	18,801	10,357
			38,963
	Total U.S. Treasury bonds & notes		1,610,100
Corporate bonds, notes & loans 5.79%
Financials 1.55%
	200 Park Funding Trust 5.74% 2/15/2055[4]	5,805	5,673
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR18,240	18,908
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,6]	USD10,985	11,117
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[6]	EUR3,310	4,030
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[4,6]	USD500	510
	Aon Corp. 2.85% 5/28/2027	1,300	1,264
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[6]	EUR6,200	7,450
	Banco Santander, SA 5.147% 8/18/2025	USD8,000	7,999
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	8,470	7,818
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	4,160	3,590
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[6]	EUR800	917
	Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028)[6]	GBP4,360	6,165
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6]	USD11,369	11,815
	BPCE SA 4.50% 1/13/2033	EUR8,400	9,994
	BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[4,6]	USD400	415
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]	6,150	6,399
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[4,6]	418	431
	CaixaBank, SA., 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031)[6]	EUR10,200	11,739
	Chubb INA Holdings, LLC 3.35% 5/3/2026	USD645	639
	Chubb INA Holdings, LLC 4.35% 11/3/2045	665	565
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[6]	1,000	990
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	1,535	1,425
	Corebridge Financial, Inc. 3.90% 4/5/2032	5,290	4,875
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	225	221
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	10,270	9,891
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[6]	EUR14,000	14,669
	DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[6]	GBP4,310	5,686
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	USD1,400	1,345
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	460	445
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	8,780	9,103
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	3,070	2,618
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	9,368	9,348
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	21,055	22,386
	HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[6]	2,600	2,593
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	1,073	990
	HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,213
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[6]	20,143	22,150
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[6]	EUR6,400	8,052
	Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD14,230	14,173
	Intesa Sanpaolo SpA 6.50% 3/14/2029 (GBP-SONIO / N + 2.594% on 3/14/2028)[6]	GBP2,945	4,065
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	USD529	515

7	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	USD5,320	$5,453
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[6]	6,406	6,501
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[6]	9,240	9,237
	KfW 1.125% 7/4/2025	GBP8,400	11,129
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	USD800	775
	Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[6]	EUR1,472	1,700
	Mastercard, Inc. 2.00% 11/18/2031	USD8,291	7,169
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	7,610	7,883
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	860	841
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	12,080	12,498
	Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[6]	2,586	2,637
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	949	801
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[6]	EUR8,730	9,055
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[6]	700	756
	New York Life Global Funding 1.20% 8/7/2030[4]	USD6,520	5,530
	New York Life Global Funding 5.00% 1/9/2034[4]	780	781
	New York Life Insurance Co. 3.75% 5/15/2050[4]	1,261	913
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	4,805	5,284
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	1,375	1,402
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	19,671
	Royal Bank of Canada 1.20% 4/27/2026	10,600	10,280
	Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,245
	State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035)[6]	500	502
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[4,6]	1,000	985
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	3,810	3,653
	Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[6,7]	EUR12,180	14,082
			400,954

Energy 0.82%
	Cenovus Energy, Inc. 5.40% 6/15/2047	USD523	447
	ConocoPhillips Co. 5.30% 5/15/2053	314	284
	ConocoPhillips Co. 5.50% 1/15/2055	625	580
	Ecopetrol SA 8.625% 1/19/2029	8,650	9,051
	Empresa Nacional del Petroleo 5.95% 7/30/2034[4]	5,855	5,919
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,650	1,619
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[4]	14,895	15,011
	Kinder Morgan, Inc. 4.30% 6/1/2025	10,300	10,293
	Oleoducto Central SA 4.00% 7/14/2027	1,723	1,670
	ONEOK, Inc. 2.20% 9/15/2025	535	530
	ONEOK, Inc. 3.10% 3/15/2030	3,835	3,542
	Petroleos Mexicanos 6.875% 10/16/2025	4,057	4,045
	Petroleos Mexicanos 6.875% 8/4/2026	13,674	13,509
	Petroleos Mexicanos 6.49% 1/23/2027	77,276	75,555
	Petroleos Mexicanos 6.84% 1/23/2030	29,720	26,491
	Qatar Energy 1.375% 9/12/2026[4]	680	653
	Qatar Energy 3.125% 7/12/2041[4]	19,795	14,583
	Raizen Fuels Finance SA 6.45% 3/5/2034[4]	8,145	8,100
	Raizen Fuels Finance SA 6.95% 3/5/2054[4]	1,040	984
	Saudi Arabian Oil Co. 5.25% 7/17/2034[4]	9,230	9,311
	Saudi Arabian Oil Co. 5.75% 7/17/2054[4]	3,955	3,704
	Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,907
	TotalEnergies Capital SA 5.488% 4/5/2054	5,940	5,618
			213,406

Utilities 0.74%
	Alfa Desarrollo SpA 4.55% 9/27/2051	2,911	2,142
	American Electric Power Co., Inc. 1.00% 11/1/2025	500	491
	Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,142	680
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]	7,930	8,045
	CMS Energy Corp. 3.60% 11/15/2025	2,000	1,987

American Funds Global Balanced Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	CMS Energy Corp. 3.00% 5/15/2026	USD1,420	$1,396
	Consumers Energy Co. 3.60% 8/15/2032	10,665	9,864
	Dominion Energy, Inc. 2.25% 8/15/2031	250	214
	Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	7,903
	E.ON SE 1.625% 3/29/2031	13,370	14,084
	Edison International 4.125% 3/15/2028	USD5,600	5,410
	Edison International 5.25% 11/15/2028	203	202
	Edison International 5.45% 6/15/2029	100	99
	Edison International 6.95% 11/15/2029	325	339
	Edison International 6.25% 3/15/2030	2,050	2,079
	Electricite de France SA 6.25% 5/30/2028	GBP2,900	4,035
	Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[6]	EUR800	892
	Electricite de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[6]	2,200	2,749
	Enel Americas SA 4.00% 10/25/2026	USD1,215	1,205
	Enel Finance International NV 2.125% 7/12/2028[4]	9,491	8,808
	Enfragen Energia Sur SA 5.375% 12/30/2030	8,651	7,443
	Engie SA 7.00% 10/30/2028	GBP2,850	4,091
	Entergy Louisiana, LLC 5.15% 9/15/2034	USD3,800	3,813
	Eversource Energy 1.40% 8/15/2026	425	409
	Exelon Corp. 3.40% 4/15/2026	4,390	4,343
	FirstEnergy Corp. 1.60% 1/15/2026	400	390
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[4]	3,590	3,539
	Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,368
	Pacific Gas and Electric Co. 3.15% 1/1/2026	400	395
	Pacific Gas and Electric Co. 3.30% 3/15/2027	6,426	6,276
	Pacific Gas and Electric Co. 2.10% 8/1/2027	305	287
	Pacific Gas and Electric Co. 3.30% 12/1/2027	1,000	965
	Pacific Gas and Electric Co. 4.65% 8/1/2028	11,049	10,993
	Pacific Gas and Electric Co. 4.55% 7/1/2030	6,637	6,442
	Pacific Gas and Electric Co. 6.15% 1/15/2033	5,278	5,386
	Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,112
	Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	4,969
	PacifiCorp 5.30% 2/15/2031	60	62
	PacifiCorp 5.50% 5/15/2054	100	91
	PacifiCorp 5.80% 1/15/2055	200	191
	Public Service Company of Colorado 2.70% 1/15/2051	1,960	1,134
	Public Service Company of Colorado 5.75% 5/15/2054	1,181	1,150
	Public Service Company of Colorado 5.85% 5/15/2055	2,912	2,863
	San Diego Gas & Electric Co. 2.95% 8/15/2051	400	246
	Southern California Edison Co. 2.85% 8/1/2029	525	484
	Southern California Edison Co. 5.90% 3/1/2055	600	552
	SP Transmission PLC 2.00% 11/13/2031	GBP3,770	4,207
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD2,211	2,033
	Xcel Energy, Inc. 3.35% 12/1/2026	4,902	4,820
	XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029[4]	39,450	39,087
			192,765

Communication services 0.59%
	America Movil, SAB de CV, 10.125% 1/22/2029	MXN647,670	33,905
	America Movil, SAB de CV, 9.50% 1/27/2031	166,740	8,478
	AT&T, Inc. 2.30% 6/1/2027	USD1,000	961
	AT&T, Inc. 2.75% 6/1/2031	2,525	2,267
	AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,603
	AT&T, Inc. 5.20% 11/18/2033	GBP6,395	8,388
	AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,347
	AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,667
	AT&T, Inc. 3.50% 9/15/2053	USD652	437
	Comcast Corp. 3.95% 10/15/2025	7,695	7,676
	Comcast Corp. 0% 9/14/2026	EUR4,905	5,377
	Comcast Corp. 0.25% 5/20/2027	3,570	3,864
	Comcast Corp. 0.25% 9/14/2029	5,185	5,271
	Comcast Corp. 4.80% 5/15/2033	USD1,400	1,383
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,871
	Orange 3.625% 11/16/2031	EUR5,000	5,897
	Orange 5.625% 1/23/2034	GBP5,870	8,046

9	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Orange 5.375% 11/22/2050	GBP2,000	$2,469
	Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	USD3,954	3,592
	T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,806
	T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,351
	T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,462
	T-Mobile USA, Inc. 3.15% 2/11/2032	EUR465	518
	T-Mobile USA, Inc. 3.70% 5/8/2032	2,590	2,993
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	7,934
	T-Mobile USA, Inc. 3.00% 2/15/2041	500	358
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	10,103
	Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,276
	Verizon Communications, Inc. 4.78% 2/15/2035	USD5,210	5,068
			153,368

Consumer staples 0.50%
	Altria Group, Inc. 1.70% 6/15/2025	EUR12,300	13,916
	Altria Group, Inc. 2.20% 6/15/2027	6,300	7,063
	BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,147
	BAT Capital Corp. 4.70% 4/2/2027	4,193	4,210
	BAT Capital Corp. 3.557% 8/15/2027	2,610	2,562
	BAT Capital Corp. 3.462% 9/6/2029	2,625	2,502
	BAT Capital Corp. 5.625% 8/15/2035	15,646	15,718
	British American Tobacco PLC, 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[6]	EUR42,610	47,640
	Campbells Co. (The) 4.75% 3/23/2035	USD7,085	6,788
	Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	6,108
	Coca-Cola Co. 4.65% 8/14/2034	USD4,037	4,038
	Coca-Cola Co. 3.75% 8/15/2053	EUR1,745	1,877
	Conagra Brands, Inc. 1.375% 11/1/2027	USD355	328
	Mars, Inc. 5.00% 3/1/2032[4]	500	504
	Philip Morris International, Inc. 2.10% 5/1/2030	2,078	1,856
	Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,224
	Philip Morris International, Inc. 4.125% 3/4/2043	819	671
	Philip Morris International, Inc. 4.875% 11/15/2043	1,081	971
	Reynolds American, Inc. 4.45% 6/12/2025	4,190	4,188
			130,311

Health care 0.38%
	Abbott Laboratories 3.75% 11/30/2026	1,133	1,132
	AbbVie, Inc. 3.20% 5/14/2026	3,000	2,968
	AbbVie, Inc. 5.05% 3/15/2034	250	252
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	650	623
	AbbVie, Inc. 5.50% 3/15/2064	75	72
	Amgen, Inc. 5.25% 3/2/2030	402	414
	Amgen, Inc. 4.20% 3/1/2033	1,425	1,350
	Amgen, Inc. 5.25% 3/2/2033	11,737	11,864
	Amgen, Inc. 5.65% 3/2/2053	19,999	19,209
	AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,220
	Becton, Dickinson and Co. 3.70% 6/6/2027	1,888	1,867
	Becton, Dickinson and Co. 4.298% 8/22/2032	12,340	11,791
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,568
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,230	5,030
	CVS Health Corp. 5.40% 6/1/2029	8,600	8,825
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,175	2,191
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,860
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,253
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	2,995
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
	Stryker Corp. 0.75% 3/1/2029	EUR2,440	2,563
	Stryker Corp. 1.00% 12/3/2031	1,130	1,118
	Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	2,168
	UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,657
			98,035

American Funds Global Balanced Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 0.37%
	Boeing Co. (The) 3.25% 2/1/2028	USD650	$626
	Boeing Co. (The) 6.528% 5/1/2034	39,400	42,350
	Canadian Pacific Railway, Co. 3.00% 12/2/2041	3,453	2,480
	Canadian Pacific Railway Co. 3.10% 12/2/2051	10,761	6,959
	Carrier Global Corp. 2.493% 2/15/2027	277	269
	CSX Corp. 2.50% 5/15/2051	275	158
	GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	4,050	3,860
	Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	1,016
	Honeywell International, Inc. 3.75% 3/1/2036	3,795	4,269
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	USD14,783	14,585
	RTX Corp. 4.125% 11/16/2028	5,000	4,962
	RTX Corp. 6.10% 3/15/2034	3,535	3,802
	RTX Corp. 4.50% 6/1/2042	4,335	3,768
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	202
	Union Pacific Corp. 2.80% 2/14/2032	800	716
	Veralto Corp. 4.15% 9/19/2031	EUR1,850	2,169
	Veralto Corp. 5.45% 9/18/2033	USD3,715	3,792
			95,983

Consumer discretionary 0.29%
	Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,480
	BMW International Investment BV 4.75% 9/4/2030	GBP6,200	8,227
	BMW US Capital, LLC 1.25% 8/12/2026[4]	USD325	312
	Daimler Truck International Finance BV 3.875% 6/19/2029	EUR5,200	6,124
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	USD5,900	5,800
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]	1,787	1,774
	General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	9,108
	Hyundai Capital America 1.50% 6/15/2026[4]	4,850	4,683
	Hyundai Capital America 1.65% 9/17/2026[4]	275	264
	Hyundai Capital America 2.375% 10/15/2027[4]	4,619	4,361
	Hyundai Capital America 2.00% 6/15/2028[4]	3,275	2,996
	McDonalds Corp. 1.60% 3/15/2031[7]	EUR5,100	5,316
	Sands China, Ltd. 5.40% 8/8/2028	USD14,233	14,013
	Sands China, Ltd. 2.85% 3/8/2029	3,000	2,691
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[4]	5,445	5,440
			73,589

Materials 0.27%
	Braskem Netherlands Finance BV 4.50% 1/31/2030	8,341	6,921
	Braskem Netherlands Finance BV 8.50% 1/12/2031	22,995	22,081
	Celanese US Holdings, LLC 6.629% 7/15/2032	2,860	2,814
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[4]	17,025	17,880
	POSCO Holdings, Inc. 4.875% 1/23/2027[4]	2,110	2,120
	Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,246
	Verallia SAS 3.875% 11/4/2032	EUR13,200	14,954
			70,016

Information technology 0.16%
	Adobe, Inc. 2.15% 2/1/2027	USD3,585	3,478
	Broadcom, Inc. 3.15% 11/15/2025	659	654
	Broadcom, Inc. 4.00% 4/15/2029[4]	3,915	3,835
	Broadcom, Inc. 4.15% 11/15/2030	3,330	3,247
	Broadcom, Inc. 3.419% 4/15/2033[4]	6,531	5,826
	Broadcom, Inc. 3.137% 11/15/2035[4]	75	62
	Microchip Technology, Inc. 5.05% 2/15/2030	164	163
	Microsoft Corp. 3.30% 2/6/2027	2,600	2,580
	Oracle Corp. 2.65% 7/15/2026	5,224	5,115
	Oracle Corp. 3.25% 11/15/2027	4,246	4,136
	SK hynix, Inc. 1.50% 1/19/2026	12,210	11,932
			41,028

Real estate 0.09%
	American Tower Corp. 0.45% 1/15/2027	EUR7,635	8,356
	COPT Defense Properties, LP 2.75% 4/15/2031	USD180	156
	Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR900	1,015
	Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	7,000	7,846

11	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Equinix, Inc. 3.20% 11/18/2029	USD650	$612
	Equinix, Inc. 2.15% 7/15/2030	5,662	5,010
	Equinix, Inc. 3.00% 7/15/2050	1,738	1,065
			24,060

Municipals 0.03%
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,390	2,276
	Pacific Gas and Electric Co. 6.15% 3/1/2055	6,016	5,646
			7,922
	Total corporate bonds, notes & loans		1,501,437
Mortgage-backed obligations 5.79%
Federal agency mortgage-backed obligations 4.56%
	Fannie Mae Pool #MA3539 4.50% 12/1/2038[8]	77	78
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]	148	144
	Fannie Mae Pool #BV0894 2.00% 1/1/2052[8]	374	297
	Fannie Mae Pool #BU8256 2.00% 2/1/2052[8]	1,164	925
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[8]	10,191	8,108
	Fannie Mae Pool #CB3394 2.00% 4/1/2052[8]	727	578
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[8]	1,513	1,207
	Fannie Mae Pool #MA4769 2.00% 9/1/2052[8]	61	48
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	4,172	3,313
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]	25,167	24,128
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	78	77
	Fannie Mae Pool #MA4805 4.50% 11/1/2052[8]	4,072	3,904
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	1,842	1,764
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	265	266
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	3,076	3,093
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[8]	4,808	4,914
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	14,617	14,351
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[8]	40,262	39,522
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[8]	169	169
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	46	46
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	352	345
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[8]	298	298
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	166	166
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	4,655	4,570
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	623	623
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[8]	13,077	13,089
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	22,343	22,367
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[8]	6,392	6,400
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	3,145	3,197
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[8]	33,908	33,956
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[8]	11,956	11,968
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	12,691	12,899
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	14,967	15,213
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	1,918	1,988
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[8]	1,371	1,369
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[8]	3,626	3,706
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[8]	2,021	2,052
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[8]	986	985
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	963	978
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	9,189	9,198
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[8]	1,580	1,588
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[8]	6,500	6,522
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	7,438	7,556
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	5,235	5,342
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[8]	1,682	1,713
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	1,523	1,552
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	1,382	1,415
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[8]	704	731
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[8]	11,604	11,653
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[8]	10,043	10,040
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	4,141	4,140
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[8]	1,048	1,047
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	10,554	10,713
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	7,070	7,200

American Funds Global Balanced Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[8]	USD4,784	$4,873
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	4,639	4,709
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[8]	3,494	3,584
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[8]	2,733	2,803
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	1,199	1,221
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[8]	1,084	1,125
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	5,666	5,670
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	10,577	10,737
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	4,754	4,864
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[8]	4,640	4,714
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	2,586	2,635
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	2,350	2,395
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	1,930	1,971
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[8]	1,634	1,660
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[8]	1,599	1,627
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	1,534	1,558
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	655	670
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	494	505
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	465	476
	Fannie Mae Pool #FS8795 6.00% 8/1/2054[8]	305	310
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	5,533	5,537
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	3,306	3,321
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	2,826	2,823
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[8]	6	6
	Fannie Mae Pool #MA5471 6.00% 9/1/2054[8]	78,308	79,495
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	4,646	4,743
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[8]	82	83
	Fannie Mae Pool #MA5530 5.00% 11/1/2054[8]	34,962	34,247
	Fannie Mae Pool #MA5552 5.00% 12/1/2054[8]	932	912
	Fannie Mae Pool #BU5361 5.00% 12/1/2054[8]	869	853
	Fannie Mae Pool #DC7823 6.00% 12/1/2054[8]	83	84
	Fannie Mae Pool #FA0608 5.50% 2/1/2055[8]	21,419	21,388
	Fannie Mae Pool #MA5615 6.00% 2/1/2055[8]	8,994	9,129
	Fannie Mae Pool #MA5647 6.00% 3/1/2055[8]	2,879	2,923
	Fannie Mae Pool #MA5674 6.00% 4/1/2055[8]	2,844	2,887
	Fannie Mae Pool #MA5699 5.00% 5/1/2055[8]	1,824	1,783
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]	227	222
	Freddie Mac Pool #QB7061 2.00% 12/1/2050[8]	400	321
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[8]	669	532
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[8]	6,695	6,418
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	26,350	25,887
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[8]	6,699	6,420
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	17,824	17,496
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	635	623
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	740	740
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	192	189
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	2,768	2,769
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[8]	683	684
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	1,207	1,237
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[8]	2,315	2,317
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[8]	2,166	2,168
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[8]	2,157	2,159
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[8]	1,354	1,356
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[8]	523	532
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[8]	5,605	5,695
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[8]	1,024	980
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[5,8]	121,108	118,885
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[8]	18,300	18,314
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	660	684
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	2,518	2,515
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	14,741	14,977
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	15,812	15,793
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[8]	3,424	3,498
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	712	727
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[8]	21,460	21,619
	Freddie Mac Pool #RJ1413 5.50% 5/1/2054[8]	12,425	12,487
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	903	926

13	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[8]	USD1,864	$1,831
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[8]	19,873	19,867
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	2,962	2,972
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[8]	5,516	5,635
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[8]	2,607	2,604
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	2,070	2,070
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	12,114	12,299
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[8]	7,197	7,330
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	5,140	5,257
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[8]	3,578	3,672
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	2,898	2,953
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[8]	1,906	1,941
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	1,278	1,302
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	2,293	2,295
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	1,681	1,690
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	1,541	1,544
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	1,304	1,304
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	241	242
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	16,828	17,086
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	8,332	8,489
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	2,976	3,038
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	2,779	2,830
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[8]	2,492	2,587
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[8]	1,481	1,530
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	355	366
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[8]	7,779	7,787
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	5,798	5,791
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	4,945	4,948
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	2,064	2,074
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	1,865	1,865
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[8]	9	9
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	10,283	10,478
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	5,651	5,769
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	5,263	5,399
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	4,917	5,029
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	3,223	3,284
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	266	275
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	182	189
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	96	99
	Freddie Mac Pool #RJ2664 5.00% 10/1/2054[8]	57	56
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]	1,623	1,621
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	4,926	4,715
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]	2,865	2,807
	Freddie Mac Pool #RJ2836 5.00% 11/1/2054[8]	85	83
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[8]	3,081	3,021
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[8]	1,655	1,623
	Freddie Mac Pool #QX1743 5.00% 12/1/2054[8]	740	726
	Freddie Mac Pool #QX2834 5.00% 12/1/2054[8]	245	240
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[8]	366	366
	Freddie Mac Pool #RJ3264 4.50% 2/1/2055[8]	2,796	2,676
	Freddie Mac Pool #SD8507 6.00% 2/1/2055[8]	1,606	1,630
	Freddie Mac Pool #SD8532 5.00% 5/1/2055[8]	1,273	1,245
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]	298	294
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[5,8]	45,064	44,288
	Uniform Mortgage-Backed Security 4.50% 5/1/2055[8,9]	3,636	3,478
	Uniform Mortgage-Backed Security 5.00% 5/1/2055[8,9]	66,958	65,555
	Uniform Mortgage-Backed Security 5.50% 5/1/2055[8,9]	17,311	17,276
	Uniform Mortgage-Backed Security 6.00% 5/1/2055[8,9]	13,848	14,050
	Uniform Mortgage-Backed Security 6.50% 5/1/2055[8,9]	199	205
	Uniform Mortgage-Backed Security 2.00% 6/1/2055[8,9]	2,453	1,947
	Uniform Mortgage-Backed Security 4.50% 6/1/2055[8,9]	6,850	6,548
	Uniform Mortgage-Backed Security 5.00% 6/1/2055[8,9]	2,144	2,098
	Uniform Mortgage-Backed Security 6.50% 6/1/2055[8,9]	140	144
			1,183,424

American Funds Global Balanced Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.59%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,8,10]	USD5,828	$5,770
	CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[4,6,8]	2,334	2,306
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.654% 5/25/2043[4,8,10]	8,893	9,061
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.254% 6/25/2043[4,8,10]	5,102	5,142
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.054% 7/25/2043[4,8,10]	3,510	3,525
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.154% 1/25/2044[4,8,10]	3,943	3,953
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.454% 5/25/2044[4,8,10]	4,773	4,770
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.004% 5/25/2044[4,8,10]	8,122	8,098
	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.354% 2/25/2045[4,8,10]	1,342	1,337
	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.504% 2/25/2045[4,8,10]	3,790	3,795
	Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.304% 1/25/2045[4,8,10]	4,388	4,367
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.304% 1/25/2045[4,8,10]	2,228	2,218
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,6,8]	16,189	16,358
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[4,6,8]	3,832	3,866
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,8,10]	4,201	3,904
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,6,8]	6,116	6,152
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,6,8]	11,898	12,010
	Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[4,6,8]	13,653	13,723
	Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[4,6,8]	7,286	7,308
	PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028)[4,6,8]	2,105	2,001
	Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.772% 2/17/2042[4,8,10]	625	629
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,8]	1,635	1,654
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,8]	425	427
	Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[4,8]	4,661	4,555
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,6,8]	16,378	16,530
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,6,8]	7,351	7,435
	Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[4,8,10]	2,640	2,642
			153,536

Commercial mortgage-backed securities 0.44%
	Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058[8]	4,532	4,739
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[8,10]	3,360	3,483
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.136% 9/15/2036[4,8,10]	9,550	9,465
	BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[4,8]	4,650	4,757
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/ 2028[4,8,10]	5,765	6,035
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,8,10]	8,811	9,090
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.772% 12/15/2029[4,8,10]	1,506	1,496
	Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.715% 3/15/2042[4,8,10]	5,501	5,459
	Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045[4,8,10]	5,233	5,336
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,8,10]	4,481	4,543
	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040[4,8,10]	8,259	8,498

15	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.672% 3/15/2042[4,8,10]	USD18,906	$18,679
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.864% 12/15/2039[4,8,10]	9,144	9,075
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.104% 7/25/2054[4,8,10]	3,399	3,432
	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.765% 3/15/2042[4,8,10]	18,578	18,288
			112,375

Other mortgage- backed securities 0.20%
	Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[8]	DKK12,761	1,864
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[8]	128,073	17,696
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[8]	155,644	19,683
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[8]	45,080	5,399
	Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[8]	46,467	5,554
	Realkredit Danmark AS 1.00% 10/1/2053[8]	12,605	1,507
			51,703
	Total mortgage-backed obligations		1,501,038
Asset-backed obligations 0.45%
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,8]	USD973	974
	Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[4,8]	1,615	1,622
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	8,068	8,126
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]	7,122	7,371
	Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[4,8]	2,272	2,291
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,8]	2,878	2,843
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,8]	2,746	2,782
	Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[4,8]	359	364
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,8]	3,971	3,628
	Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[4,8]	6,128	6,148
	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[4,8]	1,434	1,441
	Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033[4,8,10]	14,410	14,314
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,8]	7,757	7,828
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,8]	3,831	3,874
	NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032[4,8]	3,417	3,422
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,8]	13,966	14,189
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,8]	3,554	3,614
	PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[4,8]	2,855	2,861
	SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[4,8]	7,677	7,824
	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[4,8]	463	466
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.895% 11/15/2052[4,8,10]	4,132	4,177
	SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054[4,8]	7,670	7,668
	Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032[4,8,10]	4,918	4,909
	U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[4,8]	4,156	4,174
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	237	238
			117,148
Federal agency bonds & notes 0.14%
	Bank Gospodarstwa Krajowego 5.75% 7/9/2034[4]	2,645	2,706
	Bank Gospodarstwa Krajowego 6.25% 7/9/2054[4]	28,875	28,926
	Export-Import Bank of Thailand 5.354% 5/16/2029	4,920	5,052
	Korea Electric Power Corp. 4.75% 2/13/2028[4]	605	613
			37,297
Municipals 0.03%
Ohio 0.01%
	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	4,090	2,970

American Funds Global Balanced Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		USD5,670	$3,885
Total municipals			6,855
Total bonds, notes & other debt instruments (cost: $8,461,192,000)			8,163,385
Investment funds 1.26%		Shares
Capital Group Central Corporate Bond Fund[11]		39,192,282	328,039
Total Investment funds (cost: $310,090,000)			328,039
Short-term securities 7.45%
Money market investments 6.65%
Capital Group Central Cash Fund 4.28%[11,12]		17,236,866	1,723,514
	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 0.39%
Caisse des Depots et Consignations 5/9/2025	4.230%	USD100,000	99,892
		Shares
Money market investments purchased with collateral from securities on loan 0.37%
Capital Group Central Cash Fund 4.28%[11,12,13]		666,829	66,676
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26%[12,13]		10,146,537	10,147
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22%[12,13]		2,800,000	2,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19%[12,13]		2,800,000	2,800
Fidelity Investments Money Market Government Portfolio, Class I 4.22%[12,13]		2,800,000	2,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20%[12,13]		2,800,000	2,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.24%[12,13]		2,800,000	2,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25%[12,13]		2,800,000	2,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[12,13]		2,800,000	2,800
			96,423
		Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.04%
Egypt (Arab Republic of) 9/9/2025	21.356	EGP637,350	11,453
Total short-term securities (cost: $1,931,584,000)			1,931,282
Total investment securities 100.29% (cost: $21,735,334,000)			26,010,362
Other assets less liabilities (0.29)%			(74,239)
Net assets 100.00%			$25,936,123

17	American Funds Global Balanced Fund

Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
Put
10 Year Euro-Bund Futures Option	2,370	5/23/2025	EUR130.00	EUR237,000	$(539)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
Put
10 Year Euro-Bund Futures Option	(2,370)	5/23/2025	EUR129.00	EUR(237,000)	$266
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
2 Year Euro-Schatz Futures	Long	455	6/10/2025	USD55,447	$306
2 Year U.S. Treasury Note Futures	Long	1,832	7/3/2025	381,328	2,005
5 Year Euro-Bobl Futures	Long	5,847	6/10/2025	792,402	9,933
5 Year Canadian Government Bond Futures	Long	11	6/30/2025	923	5
5 Year U.S. Treasury Note Futures	Long	10,093	7/3/2025	1,102,108	9,302
10 Year French Government Bond Futures	Long	551	6/10/2025	78,425	2,738
10 Year Italy Government Bond Futures	Short	575	6/10/2025	(78,356)	(883)
10 Year Euro-Bund Futures	Short	3,226	6/10/2025	(481,600)	(8,499)
10 Year Australian Treasury Bond Futures	Short	172	6/16/2025	(12,667)	(256)
10 Year Japanese Government Bond Futures	Short	487	6/20/2025	(479,064)	(839)
10 Year U.S. Treasury Note Futures	Long	2,136	6/30/2025	239,699	1,300
10 Year UK Gilt Futures	Long	1,059	6/30/2025	131,988	2,320
10 Year Canadian Government Bond Futures	Long	774	6/30/2025	69,428	268
10 Year Ultra U.S. Treasury Note Futures	Short	60	6/30/2025	(6,884)	(28)
20 Year U.S. Treasury Note Futures	Long	1,036	6/30/2025	120,823	(528)
30 Year Euro-Buxl Futures	Short	625	6/10/2025	(87,867)	(1,721)
30 Year Ultra U.S. Treasury Bond Futures	Long	27	6/30/2025	3,268	(19)
					$15,404
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Currency purchased (000)		Currency sold (000)
BRL	800	USD	139	Goldman Sachs	5/2/2025	$2
USD	141	BRL	800	Citibank	5/2/2025	1
EUR	69,615	USD	75,271	Morgan Stanley	5/6/2025	3,621

American Funds Global Balanced Fund	18

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	14,560	USD	15,747	Bank of New York Mellon	5/7/2025	$755
EUR	49,460	USD	55,409	BNP Paribas	5/7/2025	645
EUR	2,715	USD	3,042	BNP Paribas	5/7/2025	35
BRL	5,570	USD	968	Goldman Sachs	5/7/2025	11
USD	1,466	EUR	1,350	UBS AG	5/7/2025	(64)
BRL	162,585	USD	28,731	Morgan Stanley	5/7/2025	(130)
USD	13,561	BRL	78,770	Morgan Stanley	5/7/2025	(295)
USD	34,064	EUR	31,415	Morgan Stanley	5/7/2025	(1,540)
USD	177,104	EUR	163,120	UBS AG	5/7/2025	(7,765)
USD	322,853	EUR	298,594	BNP Paribas	5/7/2025	(15,553)
USD	13,886	NOK	142,670	Standard Chartered Bank	5/8/2025	172
USD	1,122	CHF	960	HSBC Bank	5/8/2025	(42)
USD	3,980	RON	17,875	Citibank	5/8/2025	(87)
USD	4,717	ILS	17,590	HSBC Bank	5/8/2025	(117)
USD	29,092	BRL	169,465	UBS AG	5/8/2025	(711)
CNH	1,571,752	USD	215,927	Standard Chartered Bank	5/9/2025	449
GBP	300	USD	399	BNP Paribas	5/9/2025	1
USD	1,196	GBP	910	UBS AG	5/9/2025	(16)
USD	717	MYR	3,200	BNP Paribas	5/9/2025	(25)
USD	53,222	CNH	394,644	Citibank	5/9/2025	(1,107)
JPY	5,488,410	USD	37,503	Standard Chartered Bank	5/12/2025	936
AUD	17,630	USD	10,604	Bank of America	5/12/2025	691
JPY	1,435,137	USD	9,795	JPMorgan Chase	5/12/2025	256
CHF	34,000	JPY	5,869,216	Morgan Stanley	5/12/2025	150
JPY	411,080	USD	2,763	JPMorgan Chase	5/12/2025	116
JPY	301,120	USD	2,057	BNP Paribas	5/12/2025	52
JPY	291,528	CHF	1,660	BNP Paribas	5/12/2025	27
CHF	1,865	JPY	321,944	Morgan Stanley	5/12/2025	8
JPY	14,928	CHF	85	BNP Paribas	5/12/2025	1
USD	579	AUD	962	Bank of America	5/12/2025	(38)
EUR	26,924	GBP	23,060	Citibank	5/12/2025	(209)
JPY	5,853,900	CHF	34,120	UBS AG	5/12/2025	(402)
USD	35,670	GBP	27,934	Bank of America	5/12/2025	(1,558)
USD	178,898	JPY	26,211,920	JPMorgan Chase	5/12/2025	(4,679)
USD	128,736	JPY	19,152,590	JPMorgan Chase	5/12/2025	(5,401)
CNH	826,677	USD	113,744	Standard Chartered Bank	5/14/2025	110
USD	61,936	CNH	450,143	Standard Chartered Bank	5/14/2025	(60)
GBP	15,311	USD	20,041	Citibank	5/15/2025	365
USD	149,504	JPY	21,295,962	Morgan Stanley	5/15/2025	303
USD	6,159	JPY	877,910	BNP Paribas	5/15/2025	9
JPY	139,660	USD	980	Morgan Stanley	5/15/2025	(2)
EUR	40,040	USD	45,626	Bank of America	5/15/2025	(225)
USD	44,864	GBP	34,110	BNP Paribas	5/15/2025	(596)
USD	125,531	GBP	95,905	Citibank	5/15/2025	(2,286)
USD	112,516	JPY	16,035,800	BNP Paribas	5/16/2025	155
USD	138,629	JPY	19,717,544	BNP Paribas	5/19/2025	422
USD	4,288	COP	17,926,122	Citibank	5/19/2025	58
CNH	27,835	USD	3,811	Citibank	5/19/2025	24
NZD	2,224	USD	1,319	HSBC Bank	5/19/2025	3
USD	814	CLP	771,668	Citibank	5/19/2025	— [14]
NZD	134	USD	79	HSBC Bank	5/19/2025	— [14]
BRL	800	USD	141	Citibank	5/19/2025	(1)
USD	277	ZAR	5,275	Goldman Sachs	5/19/2025	(6)
USD	1,310	AUD	2,058	Citibank	5/19/2025	(8)
USD	1,967	CNH	14,365	Citibank	5/19/2025	(12)
USD	29,981	AUD	47,087	Citibank	5/19/2025	(187)
USD	35,867	CNH	261,920	Citibank	5/19/2025	(221)
USD	60,162	AUD	94,490	Citibank	5/19/2025	(375)
USD	88,298	BRL	509,038	Citibank	5/19/2025	(957)
USD	546,482	CNH	3,991,668	Citibank	5/19/2025	(3,503)
USD	111,466	KRW	163,738,553	Citibank	5/19/2025	(3,632)
USD	1,406	INR	120,480	HSBC Bank	5/21/2025	(16)

19	American Funds Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	25,644	INR	2,197,340	HSBC Bank	5/21/2025	$(285)
USD	96,055	CAD	133,409	Citibank	5/22/2025	(829)
USD	404,527	EUR	351,760	BNP Paribas	5/23/2025	5,465
USD	23,084	CHF	18,710	HSBC Bank	5/23/2025	350
USD	58,331	EUR	51,290	UBS AG	5/23/2025	144
USD	19,170	NOK	198,287	HSBC Bank	5/23/2025	110
USD	4,908	DKK	31,849	Citibank	5/23/2025	66
USD	5,667	SEK	54,360	Morgan Stanley	5/23/2025	34
MYR	3,070	USD	699	JPMorgan Chase	5/23/2025	14
USD	3,196	EUR	2,810	UBS AG	5/23/2025	8
USD	3,674	PLN	13,880	JPMorgan Chase	5/23/2025	5
USD	269	SEK	2,579	Morgan Stanley	5/23/2025	2
DKK	37,620	EUR	5,040	Citibank	5/23/2025	1
PLN	166	USD	44	JPMorgan Chase	5/23/2025	— [14]
USD	110	THB	3,678	Citibank	5/23/2025	— [14]
EUR	372	PLN	1,600	Morgan Stanley	5/23/2025	(1)
EUR	13,018	DKK	97,170	Citibank	5/23/2025	(2)
USD	339	MYR	1,490	HSBC Bank	5/23/2025	(7)
USD	13,867	EUR	12,230	Morgan Stanley	5/23/2025	(8)
USD	55,535	MXN	1,093,143	Morgan Stanley	5/23/2025	(27)
USD	480,106	EUR	421,765	HSBC Bank	5/29/2025	1,445
USD	3,609	CZK	79,304	UBS AG	5/29/2025	6
USD	140	HUF	50,301	Morgan Stanley	5/29/2025	(1)
USD	405	SGD	530	BNP Paribas	5/29/2025	(2)
USD	7,315	SGD	9,580	BNP Paribas	5/29/2025	(32)
EUR	26,728	CAD	42,100	UBS AG	5/29/2025	(251)
USD	99,599	EUR	87,330	HSBC Bank	5/30/2025	482
GBP	1,025	USD	1,365	Morgan Stanley	5/30/2025	1
EUR	2,560	USD	2,920	HSBC Bank	5/30/2025	(14)
USD	76,182	GBP	57,209	Morgan Stanley	5/30/2025	(68)
USD	3,225	INR	276,152	Citibank	6/5/2025	(30)
USD	36,748	INR	3,146,886	Citibank	6/5/2025	(343)
USD	42,456	IDR	717,412,943	Citibank	6/5/2025	(827)
EUR	26,182	USD	27,765	Barclays Bank PLC	6/6/2025	1,964
EUR	1,450	USD	1,537	BNP Paribas	6/6/2025	110
EUR	34,084	USD	36,905	Bank of America	6/9/2025	1,805
EUR	27,207	USD	29,196	UBS AG	6/9/2025	1,704
EUR	1,500	USD	1,610	UBS AG	6/9/2025	94
EUR	47,530	USD	52,158	Morgan Stanley	6/16/2025	1,850
EUR	2,620	USD	2,875	Morgan Stanley	6/16/2025	102
JPY	417,360	USD	2,842	Citibank	6/16/2025	93
JPY	5,346,340	USD	36,868	Goldman Sachs	7/7/2025	817
JPY	293,325	USD	2,023	Goldman Sachs	7/7/2025	45
USD	3,057	EUR	2,765	BNP Paribas	7/8/2025	(89)
USD	55,753	EUR	50,420	BNP Paribas	7/8/2025	(1,620)
USD	4,189	MYR	18,340	HSBC Bank	7/21/2025	(77)
USD	6,264	MYR	27,462	BNP Paribas	7/21/2025	(122)
USD	7,542	MYR	33,166	Standard Chartered Bank	7/21/2025	(171)
USD	10,818	MYR	47,603	Standard Chartered Bank	7/21/2025	(253)
USD	18,363	MYR	80,769	Standard Chartered Bank	7/21/2025	(421)
USD	25,674	MYR	112,299	HSBC Bank	7/21/2025	(442)
USD	23,864	MYR	104,571	Standard Chartered Bank	7/21/2025	(456)
JPY	233,885	USD	1,655	Standard Chartered Bank	7/22/2025	(4)
JPY	4,265,307	USD	30,189	Standard Chartered Bank	7/22/2025	(69)
USD	21,440	EUR	18,630	UBS AG	7/24/2025	220
USD	1,174	EUR	1,020	HSBC Bank	7/24/2025	12
GBP	28,467	EUR	33,040	BNP Paribas	7/25/2025	315
USD	36,298	EUR	31,760	HSBC Bank	7/25/2025	120
GBP	1,551	EUR	1,800	BNP Paribas	7/25/2025	17
USD	1,989	EUR	1,740	UBS AG	7/25/2025	7
						$(31,491)

American Funds Global Balanced Fund	20

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	$(10)	$—	$(10)
3.5175%	Annual	SOFR	Annual	8/15/2027	156,723	598	—	598
3.968%	Annual	SONIA	Annual	2/16/2029	GBP102,605	1,877	—	1,877
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	568	—	568
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK237,340	84	—	84
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	237,350	83	—	83
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	237,350	79	—	79
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,780	(141)	—	(141)
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,780	(142)	—	(142)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,780	(144)	—	(144)
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK237,860	(15)	—	(15)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR18,390	(68)	—	(68)
3.947%	Annual	SONIA	Annual	3/20/2030	GBP26,310	513	—	513
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK96,780	129	—	129
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	62,220	84	—	84
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	62,210	82	—	82
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	228,610	304	—	304
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP748	(37)	—	(37)
SONIA	Annual	4.36738%	Annual	6/21/2033	1,982	(102)	—	(102)
SONIA	Annual	3.9322%	Annual	2/16/2054	26,120	2,395	—	2,395
						$6,137	$—	$6,137
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL10,610	$(61)	$—	$(61)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	390,495	1,310	—	1,310
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	107,430	440	—	440
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	74,760	275	—	275
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	51,955	192	—	192
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(242)	—	(242)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(451)	—	(451)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	246,450	(3,119)	—	(3,119)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	611,730	(15,269)	—	(15,269)
							$(16,925)	$—	$(16,925)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR167,928	$(2,929)	$(1,807)	$(1,122)

21	American Funds Global Balanced Fund

Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 4/30/2025[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD120,863	$1,821	$2,390	$(569)
Investments in affiliates11

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Investment funds 1.26%
Capital Group Central Corporate Bond Fund	$322,039	$7,536	$—	$—	$(1,536)	$328,039	$7,536
Short-term securities 6.91%
Money market investments 6.65%
Capital Group Central Cash Fund 4.28% [12]	1,049,469	4,192,647	3,518,409	(131)	(62)	1,723,514	22,404
Money market investments purchased with collateral from securities on loan 0.26%
Capital Group Central Cash Fund 4.28% [12,13]	3,244	63,432 [17]				66,676	— [18]
Total short-term securities						1,790,190
Total 8.17%				$(131)	$(1,598)	$2,118,229	$29,940
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[6]	12/4/2024	$13,327	$14,082	0.05%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	5,233	5,316	0.02
Total		$18,560	$19,398	0.07%

American Funds Global Balanced Fund	22

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $91,610,000, which represented 0.35% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $639,501,000, which represented
2.47% of the net assets of the fund.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $120,326,000, which represented 0.46% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $19,398,000, which represented 0.07% of the net assets of the fund.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Represents securities transacted on a TBA basis.
[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 4/30/2025.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than one thousand.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

23	American Funds Global Balanced Fund

Financial statements
Statement of assets and liabilities at April 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $91,610 of investment securities on loan):
Unaffiliated issuers (cost: $19,634,912)	$23,892,133
Affiliated issuers (cost: $2,100,422)	2,118,229	$26,010,362
Cash		4,921
Cash denominated in currencies other than U.S. dollars (cost: $11,267)		11,260
Unrealized appreciation on open forward currency contracts		26,786
Bilateral swaps, at value		2,217
Receivables for:
Sales of investments	813,737
Sales of fund’s shares	15,243
Dividends and interest	132,909
Securities lending income	393
Variation margin on futures contracts	4,444
Variation margin on centrally cleared swap contracts	1,219
Variation margin on options (futures style)	242
Other	3,024	971,211
		27,026,757
Liabilities:
Collateral for securities on loan		96,423
Unrealized depreciation on open forward currency contracts		58,277
Bilateral swaps, at value		19,142
Payables for:
Purchases of investments	869,325
Repurchases of fund’s shares	10,146
Investment advisory services	8,978
Services provided by related parties	1,996
Trustees’ deferred compensation	1,803
Variation margin on futures contracts	3,401
Variation margin on centrally cleared swap contracts	938
Variation margin on options (futures style)	457
Other	19,748	916,792
Net assets at April 30, 2025		$25,936,123
Net assets consist of:
Capital paid in on shares of beneficial interest		$21,397,323
Total distributable earnings (accumulated loss)		4,538,800
Net assets at April 30, 2025		$25,936,123

Refer to the notes to financial statements.

American Funds Global Balanced Fund	24

Financial statements (continued)
Statement of assets and liabilities at April 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (692,970 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,975,731	132,992	$37.41
Class C	170,505	4,567	37.34
Class T	12	— *	37.33
Class F-1	77,307	2,065	37.45
Class F-2	4,139,461	110,619	37.42
Class F-3	1,191,866	31,870	37.40
Class 529-A	297,367	7,955	37.38
Class 529-C	11,005	295	37.29
Class 529-E	9,531	255	37.35
Class 529-T	16	— *	37.34
Class 529-F-1	13	— *	37.38
Class 529-F-2	51,367	1,373	37.41
Class 529-F-3	13	— *	37.40
Class R-1	3,960	106	37.34
Class R-2	38,085	1,023	37.22
Class R-2E	3,720	100	37.30
Class R-3	55,214	1,479	37.34
Class R-4	40,583	1,085	37.41
Class R-5E	9,031	242	37.37
Class R-5	18,391	491	37.47
Class R-6	14,842,945	396,453	37.44
*
Amount less than one thousand.
Refer to the notes to financial statements.

25	American Funds Global Balanced Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,399; also includes $29,940 from affiliates)	$226,043
Interest from unaffiliated issuers (net of non-U.S. taxes of $258)	186,378
Securities lending income (net of fees)	637	$413,058
Fees and expenses*:
Investment advisory services	55,299
Distribution services	8,148
Transfer agent services	4,763
Administrative services	3,820
529 plan services	99
Reports to shareholders	184
Registration statement and prospectus	292
Trustees’ compensation	14
Auditing and legal	42
Custodian	626
Other	27	73,314
Net investment income		339,744
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $5,844):
Unaffiliated issuers	458,328
Affiliated issuers	(131)
Options purchased (futures style)	(513)
Options written	(340)
Futures contracts	64
Forward currency contracts	(239,131)
Swap contracts	(9,173)
Currency transactions	(2,561)	206,543
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $17,337):
Unaffiliated issuers	(278,543)
Affiliated issuers	(1,598)
Options purchased (futures style)	(539)
Options written	266
Futures contracts	18,378
Forward currency contracts	(14,729)
Swap contracts	7,412
Currency translations	3,538	(265,815)
Net realized gain (loss) and unrealized appreciation (depreciation)		(59,272)
Net increase (decrease) in net assets resulting from operations		$280,472
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Global Balanced Fund	26

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2025*	2024

Operations:
Net investment income	$339,744	$704,386
Net realized gain (loss)	206,543	1,746,076
Net unrealized appreciation (depreciation)	(265,815)	2,619,916
Net increase (decrease) in net assets resulting from operations	280,472	5,070,378
Distributions paid to shareholders	(1,139,006)	(547,292)
Net capital share transactions	176,220	(2,459,441)
Total increase (decrease) in net assets	(682,314)	2,063,645
Net assets:
Beginning of period	26,618,437	24,554,792
End of period	$25,936,123	$26,618,437
*
Unaudited.
Refer to the notes to financial statements.

27	American Funds Global Balanced Fund

Notes to financial statementsunaudited
1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the

American Funds Global Balanced Fund	28

securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s

29	American Funds Global Balanced Fund

portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):

American Funds Global Balanced Fund	30

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,323,914	$1,238,042	$—	$2,561,956
Health care	1,726,412	667,957	—	2,394,369
Information technology	1,727,008	522,926	—	2,249,934
Industrials	1,225,257	863,827	—	2,089,084
Consumer staples	365,804	896,016	—	1,261,820
Communication services	1,056,058	88,058	—	1,144,116
Consumer discretionary	673,726	365,928	—	1,039,654
Materials	747,775	213,311	—	961,086
Utilities	703,353	253,704	—	957,057
Energy	484,944	99,698	—	584,642
Real estate	—	179,343	—	179,343
Convertible stocks	164,595	—	—	164,595
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,389,510	—	3,389,510
U.S. Treasury bonds & notes	—	1,610,100	—	1,610,100
Corporate bonds, notes & loans	—	1,501,437	—	1,501,437
Mortgage-backed obligations	—	1,501,038	—	1,501,038
Asset-backed obligations	—	117,148	—	117,148
Federal agency bonds & notes	—	37,297	—	37,297
Municipals	—	6,855	—	6,855
Investment funds	328,039	—	—	328,039
Short-term securities	1,819,937	111,345	—	1,931,282
Total	$12,346,822	$13,663,540	$—	$26,010,362

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$266	$—	$—	$266
Unrealized appreciation on futures contracts	28,177	—	—	28,177
Unrealized appreciation on open forward currency contracts	—	26,786	—	26,786
Unrealized appreciation on centrally cleared interest rate swaps	—	6,796	—	6,796
Unrealized appreciation on bilateral interest rate swaps	—	2,217	—	2,217
Liabilities:
Unrealized depreciation on options purchased (futures style)	(539)	—	—	(539)
Unrealized depreciation on futures contracts	(12,773)	—	—	(12,773)
Unrealized depreciation on open forward currency contracts	—	(58,277)	—	(58,277)
Unrealized depreciation on centrally cleared interest rate swaps	—	(659)	—	(659)
Unrealized depreciation on bilateral interest rate swaps	—	(19,142)	—	(19,142)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,691)	—	(1,691)
Total	$15,131	$(43,970)	$—	$(28,839)
*
Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

31	American Funds Global Balanced Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

American Funds Global Balanced Fund	32

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income- bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

33	American Funds Global Balanced Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2025, the total value of securities on loan was $91,610,000, and the total value of collateral received was $96,423,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from

American Funds Global Balanced Fund	34

equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $608,960,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,934,429,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $3,736,795,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

35	American Funds Global Balanced Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,042,282,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $549,484,000.

American Funds Global Balanced Fund	36

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (futures style)	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$539
Options written (futures style)	Interest	Unrealized appreciation*	266	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	28,177	Unrealized depreciation*	12,773
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	26,786	Unrealized depreciation on open forward currency contracts	58,277
Swap (centrally cleared)	Interest	Unrealized appreciation*	6,796	Unrealized depreciation*	659
Swap (bilateral)	Interest	Bilateral swaps, at value	2,217	Bilateral swaps, at value	19,142
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,691
			$64,242		$93,081

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(19)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	(729)	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(513)	Net unrealized appreciation (depreciation) on options purchased (futures style)	(539)
Options written (futures style)	Interest	Net realized gain (loss) on options written	389	Net unrealized appreciation (depreciation) on options written	266
Futures	Interest	Net realized gain (loss) on futures contracts	64	Net unrealized appreciation (depreciation) on futures contracts	18,378
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(239,131)	Net unrealized appreciation (depreciation) on forward currency contracts	(14,729)
Swap	Interest	Net realized gain (loss) on swap contracts	(10,041)	Net unrealized appreciation (depreciation) on swap contracts	8,323
Swap	Credit	Net realized gain (loss) on swap contracts	868	Net unrealized appreciation (depreciation) on swap contracts	(911)
			$(249,112)		$10,788
*
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

37	American Funds Global Balanced Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$2,496	$ (2,496)	$ —	$ —	$ —
Bank of New York Mellon	755	—	(755)	—	—
Barclays Bank PLC	3,549	(61)	(2,083)	—	1,405
BNP Paribas	7,254	(7,254)	—	—	—
Citibank	608	(608)	—	—	—
Goldman Sachs	1,507	(1,507)	—	—	—
HSBC Bank	2,522	(1,000)	—	—	1,522
JPMorgan Chase	391	(391)	—	—	—
Morgan Stanley	6,071	(2,072)	(3,340)	—	659
Standard Chartered Bank	1,667	(1,434)	—	(233)	—
UBS AG	2,183	(2,183)	—	—	—
Total	$29,003	$ (19,006)	$ (6,178)	$ (233)	$3,586
Liabilities:
Bank of America	$4,940	$ (2,496)	$ (2,169)	$ —	$275
Barclays Bank PLC	61	(61)	—	—	—
BNP Paribas	18,039	(7,254)	(10,785)	—	—
Citibank	14,616	(608)	(12,177)	—	1,831
Goldman Sachs	15,968	(1,507)	(14,461)	—	—
HSBC Bank	1,000	(1,000)	—	—	—
JPMorgan Chase	10,080	(391)	(9,689)	—	—
Morgan Stanley	2,072	(2,072)	—	—	—
Standard Chartered Bank	1,434	(1,434)	—	—	—
UBS AG	9,209	(2,183)	(7,026)	—	—
Total	$77,419	$ (19,006)	$ (56,307)	$ —	$2,106
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Global Balanced Fund	38

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$53,858
Undistributed long-term capital gains	869,674
Capital loss carryforward utilized	974,617
As of April 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$5,080,359
Gross unrealized depreciation on investments	(867,022)
Net unrealized appreciation (depreciation) on investments	4,213,337
Cost of investments	21,768,225
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$47,373	$176,155	$223,528	$94,259	$—	$94,259
Class C	986	6,496	7,482	2,244	—	2,244
Class T	— *	— *	— *	— *	—	— *
Class F-1	735	2,829	3,564	1,533	—	1,533
Class F-2	42,019	135,294	177,313	74,601	—	74,601
Class F-3	12,753	38,950	51,703	21,242	—	21,242
Class 529-A	2,774	10,418	13,192	5,414	—	5,414
Class 529-C	60	414	474	140	—	140
Class 529-E	80	353	433	167	—	167
Class 529-T	— *	— *	— *	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	510	1,630	2,140	973	—	973
Class 529-F-3	— *	— *	— *	— *	—	— *
Class R-1	20	121	141	39	—	39
Class R-2	216	1,340	1,556	451	—	451
Class R-2E	27	128	155	52	—	52
Class R-3	442	1,958	2,400	853	—	853
Class R-4	389	1,481	1,870	790	—	790
Class R-5E	92	308	400	182	—	182
Class R-5	196	597	793	371	—	371
Class R-6	160,579	491,283	651,862	343,981	—	343,981
Total	$269,251	$869,755	$1,139,006	$547,292	$—	$547,292
*
Amount less than one thousand.

39	American Funds Global Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.414% on such assets in excess of $27.5 billion. For the six months ended April 30, 2025, the investment advisory services fees were $55,299,000, which were equivalent to an annualized rate of 0.434% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Funds Global Balanced Fund	40

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2025, the 529 plan services fees were $99,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended April 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$6,342	$2,135	$755	Not applicable
Class C	908	78	27	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	99	54	12	Not applicable
Class F-2	Not applicable	2,200	593	Not applicable
Class F-3	Not applicable	1	171	Not applicable
Class 529-A	351	116	45	$80
Class 529-C	58	5	2	3
Class 529-E	25	2	1	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	12	7	13
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	18	1	1	Not applicable
Class R-2	144	64	6	Not applicable
Class R-2E	11	4	1	Not applicable
Class R-3	140	39	8	Not applicable
Class R-4	52	20	6	Not applicable
Class R-5E	Not applicable	7	1	Not applicable
Class R-5	Not applicable	5	3	Not applicable
Class R-6	Not applicable	20	2,181	Not applicable

Total class-specific expenses	$8,148	$4,763	$3,820	$99
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $14,000 in the fund’s statement of operations reflects $50,000 in current fees (either paid in cash or deferred) and a net decrease of $36,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $147,749,000 and $404,462,000, respectively, which generated $103,422,000 of net realized gains from such sales.

41	American Funds Global Balanced Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$117,959	3,145	$220,353	5,987	$(433,272)	(11,525)	$(94,960)	(2,393)
Class C	7,044	189	7,458	203	(35,919)	(959)	(21,417)	(567)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,117	83	3,527	96	(10,813)	(288)	(4,169)	(109)
Class F-2	623,791	16,630	171,463	4,657	(431,355)	(11,501)	363,899	9,786
Class F-3	173,582	4,612	50,664	1,377	(109,820)	(2,925)	114,426	3,064
Class 529-A	14,726	392	13,189	358	(27,197)	(726)	718	24
Class 529-C	1,433	38	474	13	(3,305)	(88)	(1,398)	(37)
Class 529-E	308	8	433	12	(1,501)	(40)	(760)	(20)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	6,379	172	2,139	58	(4,321)	(114)	4,197	116
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	497	13	141	4	(61)	(2)	577	15
Class R-2	2,595	70	1,556	42	(5,156)	(137)	(1,005)	(25)
Class R-2E	306	9	155	4	(361)	(10)	100	3
Class R-3	4,628	124	2,391	65	(7,915)	(211)	(896)	(22)
Class R-4	2,225	60	1,869	51	(6,601)	(176)	(2,507)	(65)
Class R-5E	1,264	34	399	11	(1,494)	(40)	169	5
Class R-5	2,449	65	786	21	(2,045)	(54)	1,190	32
Class R-6	1,002,351	26,591	651,800	17,692	(1,836,098)	(48,206)	(181,947)	(3,923)
Total net increase (decrease)	$1,964,654	52,235	$1,128,800	30,651	$(2,917,234)	(77,002)	$176,220	5,884
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	42

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$243,647	6,569	$92,541	2,454	$(765,657)	(20,605)	$(429,469)	(11,582)
Class C	16,996	460	2,234	60	(74,886)	(2,024)	(55,656)	(1,504)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,314	197	1,508	40	(25,959)	(702)	(17,137)	(465)
Class F-2	966,446	25,953	71,473	1,893	(785,702)	(21,057)	252,217	6,789
Class F-3	298,256	7,938	20,767	550	(227,302)	(6,166)	91,721	2,322
Class 529-A	28,269	763	5,411	144	(54,646)	(1,471)	(20,966)	(564)
Class 529-C	2,687	73	140	4	(7,518)	(204)	(4,691)	(127)
Class 529-E	1,390	38	167	4	(3,057)	(83)	(1,500)	(41)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	10,945	294	971	26	(13,875)	(374)	(1,959)	(54)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	307	9	39	1	(987)	(27)	(641)	(17)
Class R-2	5,476	147	451	12	(9,788)	(263)	(3,861)	(104)
Class R-2E	484	13	52	1	(959)	(25)	(423)	(11)
Class R-3	8,048	216	849	23	(10,505)	(282)	(1,608)	(43)
Class R-4	5,408	146	789	21	(7,654)	(206)	(1,457)	(39)
Class R-5E	2,500	67	182	5	(2,317)	(61)	365	11
Class R-5	2,693	71	368	10	(4,487)	(120)	(1,426)	(39)
Class R-6	1,863,244	50,284	343,953	9,134	(4,470,147)	(121,199)	(2,262,950)	(61,781)
Total net increase (decrease)	$3,464,110	93,238	$541,895	14,382	$(6,465,446)	(174,869)	$(2,459,441)	(67,249)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,396,766,000 and $8,939,611,000, respectively, during the six months ended April 30, 2025.

43	American Funds Global Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2025[5,6]	$38.73	$.45	$(.09 )	$.36	$(.36 )	$(1.32)	$(1.68)	$37.41	1.02%[7]	$4,976	.81%[8]	.81%[8]	2.43%[8]
10/31/2024	32.54	.89	5.97	6.86	(.67 )	—	(.67 )	38.73	21.16	5,243.81		.81	2.39
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	4,782.82		.82	2.35
10/31/2022	39.99	.59	(7.43)	(6.84)	(.58 )	(1.64)	(2.22)	30.93	(17.99)	4,881.81		.81	1.68
10/31/2021	33.54	.62	6.45	7.07	(.62 )	—	(.62 )	39.99	21.16	6,402.82		.82	1.61
10/31/2020	32.93	.59	.50	1.09	(.48 )	—	(.48 )	33.54	3.36	5,282.83		.83	1.76
Class C:
4/30/2025[5,6]	38.64	.31	(.08 )	.23	(.21 )	(1.32)	(1.53)	37.34	.64 [7]	171	1.56 [8]	1.56 [8]	1.66 [8]
10/31/2024	32.47	.61	5.95	6.56	(.39 )	—	(.39 )	38.64	20.24	198	1.56	1.56	1.65
10/31/2023	30.85	.53	1.38	1.91	(.29 )	—	(.29 )	32.47	6.18	216	1.57	1.57	1.58
10/31/2022	39.91	.32	(7.41)	(7.09)	(.33 )	(1.64)	(1.97)	30.85	(18.60)	266	1.55	1.55	.92
10/31/2021	33.47	.34	6.43	6.77	(.33 )	—	(.33 )	39.91	20.26	417	1.55	1.55	.87
10/31/2020	32.85	.35	.49	.84	(.22 )	—	(.22 )	33.47	2.58	401	1.57	1.57	1.07
Class T:
4/30/2025[5,6]	38.65	.50	(.09 )	.41	(.41 )	(1.32)	(1.73)	37.33	1.15 [7,9]	— [10]	.55 [8,9]	.55 [8,9]	2.68 [8,9]
10/31/2024	32.48	.98	5.96	6.94	(.77 )	—	(.77 )	38.65	21.44 [9]	— [10]	.56 [9]	.56 [9]	2.65 [9]
10/31/2023	30.87	.88	1.38	2.26	(.65 )	—	(.65 )	32.48	7.25 [9]	— [10]	.54 [9]	.54 [9]	2.62 [9]
10/31/2022	39.93	.68	(7.43)	(6.75)	(.67 )	(1.64)	(2.31)	30.87	(17.73)[9]	— [10]	.54 [9]	.54 [9]	1.96 [9]
10/31/2021	33.49	.71	6.44	7.15	(.71 )	—	(.71 )	39.93	21.44 [9]	— [10]	.56 [9]	.56 [9]	1.85 [9]
10/31/2020	32.91	.65	.49	1.14	(.56 )	—	(.56 )	33.49	3.55 [9]	— [10]	.58 [9]	.58 [9]	1.97 [9]
Class F-1:
4/30/2025[5,6]	38.76	.44	(.08 )	.36	(.35 )	(1.32)	(1.67)	37.45	.99 [7]	77	.86 [8]	.86 [8]	2.37 [8]
10/31/2024	32.56	.87	5.98	6.85	(.65 )	—	(.65 )	38.76	21.12	84.86		.86	2.34
10/31/2023	30.95	.78	1.37	2.15	(.54 )	—	(.54 )	32.56	6.90	86.86		.86	2.31
10/31/2022	40.01	.57	(7.43)	(6.86)	(.56 )	(1.64)	(2.20)	30.95	(18.02)	108.85		.85	1.64
10/31/2021	33.55	.61	6.45	7.06	(.60 )	—	(.60 )	40.01	21.11	153.85		.85	1.58
10/31/2020	32.95	.58	.49	1.07	(.47 )	—	(.47 )	33.55	3.33	150.86		.86	1.75
Class F-2:
4/30/2025[5,6]	38.74	.50	(.10 )	.40	(.40 )	(1.32)	(1.72)	37.42	1.14 [7]	4,139	.59 [8]	.59 [8]	2.67 [8]
10/31/2024	32.55	.98	5.97	6.95	(.76 )	—	(.76 )	38.74	21.43	3,906.58		.58	2.63
10/31/2023	30.94	.87	1.37	2.24	(.63 )	—	(.63 )	32.55	7.22	3,061.59		.59	2.58
10/31/2022	40.01	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.94	(17.78)	2,750.58		.58	1.93
10/31/2021	33.55	.72	6.45	7.17	(.71 )	—	(.71 )	40.01	21.45	3,121.58		.58	1.86
10/31/2020	32.95	.67	.49	1.16	(.56 )	—	(.56 )	33.55	3.59	2,107.59		.59	2.01
Class F-3:
4/30/2025[5,6]	38.71	.52	(.09 )	.43	(.42 )	(1.32)	(1.74)	37.40	1.19 [7]	1,192	.47 [8]	.47 [8]	2.78 [8]
10/31/2024	32.53	1.01	5.97	6.98	(.80 )	—	(.80 )	38.71	21.54	1,115.48		.48	2.72
10/31/2023	30.92	.90	1.38	2.28	(.67 )	—	(.67 )	32.53	7.34	861.48		.48	2.69
10/31/2022	39.99	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.92	(17.70)	772.48		.48	2.02
10/31/2021	33.53	.76	6.44	7.20	(.74 )	—	(.74 )	39.99	21.58	960.48		.48	1.96
10/31/2020	32.93	.70	.49	1.19	(.59 )	—	(.59 )	33.53	3.71	673.49		.49	2.11
Class 529-A:
4/30/2025[5,6]	38.69	.45	(.09 )	.36	(.35 )	(1.32)	(1.67)	37.38	1.01 [7]	297	.84 [8]	.84 [8]	2.40 [8]
10/31/2024	32.52	.88	5.95	6.83	(.66 )	—	(.66 )	38.69	21.10	307.85		.85	2.36
10/31/2023	30.90	.78	1.38	2.16	(.54 )	—	(.54 )	32.52	6.93	276.86		.86	2.31
10/31/2022	39.97	.58	(7.44)	(6.86)	(.57 )	(1.64)	(2.21)	30.90	(17.99)	275.84		.84	1.66
10/31/2021	33.52	.61	6.44	7.05	(.60 )	—	(.60 )	39.97	21.12	349.85		.85	1.59
10/31/2020	32.91	.57	.51	1.08	(.47 )	—	(.47 )	33.52	3.34	287.86		.86	1.72
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	44

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2025[5,6]	$38.59	$.30	$(.08 )	$.22	$(.20 )	$(1.32)	$(1.52)	$37.29	.62%[7]	$11	1.60%[8]	1.60%[8]	1.62%[8]
10/31/2024	32.42	.59	5.95	6.54	(.37 )	—	(.37 )	38.59	20.21	13	1.60	1.60	1.61
10/31/2023	30.80	.51	1.38	1.89	(.27 )	—	(.27 )	32.42	6.09	15	1.62	1.62	1.53
10/31/2022	39.85	.30	(7.40)	(7.10)	(.31 )	(1.64)	(1.95)	30.80	(18.62)	19	1.60	1.60	.87
10/31/2021	33.42	.32	6.42	6.74	(.31 )	—	(.31 )	39.85	20.24	31	1.59	1.59	.83
10/31/2020	32.79	.36	.47	.83	(.20 )	—	(.20 )	33.42	2.54	32	1.62	1.62	1.08
Class 529-E:
4/30/2025[5,6]	38.66	.40	(.09 )	.31	(.30 )	(1.32)	(1.62)	37.35	.91 [7]	10	1.07 [8]	1.07 [8]	2.15 [8]
10/31/2024	32.49	.79	5.96	6.75	(.58 )	—	(.58 )	38.66	20.82	11	1.07	1.07	2.14
10/31/2023	30.88	.70	1.38	2.08	(.47 )	—	(.47 )	32.49	6.69	10	1.08	1.08	2.08
10/31/2022	39.93	.50	(7.42)	(6.92)	(.49 )	(1.64)	(2.13)	30.88	(18.18)	11	1.07	1.07	1.43
10/31/2021	33.49	.53	6.43	6.96	(.52 )	—	(.52 )	39.93	20.85	15	1.07	1.07	1.37
10/31/2020	32.88	.51	.50	1.01	(.40 )	—	(.40 )	33.49	3.11	12	1.08	1.08	1.52
Class 529-T:
4/30/2025[5,6]	38.66	.49	(.09 )	.40	(.40 )	(1.32)	(1.72)	37.34	1.14 [7,9]	— [10]	.60 [8,9]	.60 [8,9]	2.65 [8,9]
10/31/2024	32.48	.97	5.96	6.93	(.75 )	—	(.75 )	38.66	21.42 [9]	— [10]	.61 [9]	.61 [9]	2.62 [9]
10/31/2023	30.87	.86	1.38	2.24	(.63 )	—	(.63 )	32.48	7.18 [9]	— [10]	.61 [9]	.61 [9]	2.55 [9]
10/31/2022	39.93	.66	(7.42)	(6.76)	(.66 )	(1.64)	(2.30)	30.87	(17.79)[9]	— [10]	.59 [9]	.59 [9]	1.89 [9]
10/31/2021	33.49	.70	6.43	7.13	(.69 )	—	(.69 )	39.93	21.42 [9]	— [10]	.61 [9]	.61 [9]	1.80 [9]
10/31/2020	32.91	.64	.49	1.13	(.55 )	—	(.55 )	33.49	3.50 [9]	— [10]	.63 [9]	.63 [9]	1.92 [9]
Class 529-F-1:
4/30/2025[5,6]	38.70	.48	(.10 )	.38	(.38 )	(1.32)	(1.70)	37.38	1.10 [7,9]	— [10]	.67 [8,9]	.67 [8,9]	2.57 [8,9]
10/31/2024	32.52	.94	5.97	6.91	(.73 )	—	(.73 )	38.70	21.31 [9]	— [10]	.67 [9]	.67 [9]	2.53 [9]
10/31/2023	30.92	.83	1.37	2.20	(.60 )	—	(.60 )	32.52	7.09 [9]	— [10]	.68 [9]	.68 [9]	2.47 [9]
10/31/2022	39.98	.64	(7.43)	(6.79)	(.63 )	(1.64)	(2.27)	30.92	(17.87)[9]	— [10]	.67 [9]	.67 [9]	1.83 [9]
10/31/2021	33.53	.69	6.45	7.14	(.69 )	—	(.69 )	39.98	21.40 [9]	— [10]	.65 [9]	.65 [9]	1.80 [9]
10/31/2020	32.93	.65	.50	1.15	(.55 )	—	(.55 )	33.53	3.56 [9]	— [10]	.63 [9]	.63 [9]	1.96 [9]
Class 529-F-2:
4/30/2025[5,6]	38.72	.50	(.09 )	.41	(.40 )	(1.32)	(1.72)	37.41	1.14 [7]	51	.58 [8]	.58 [8]	2.68 [8]
10/31/2024	32.53	.98	5.97	6.95	(.76 )	—	(.76 )	38.72	21.45	49.58		.58	2.63
10/31/2023	30.92	.87	1.38	2.25	(.64 )	—	(.64 )	32.53	7.20	43.57		.57	2.59
10/31/2022	39.99	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.92	(17.78)	38.57		.57	1.93
10/31/2021	33.54	.71	6.44	7.15	(.70 )	—	(.70 )	39.99	21.43	46.60		.60	1.84
10/31/2020[5,11]	33.54	—	—	—	—	—	—	33.54	—	36	—	—	—
Class 529-F-3:
4/30/2025[5,6]	38.72	.51	(.10 )	.41	(.41 )	(1.32)	(1.73)	37.40	1.16 [7]	— [10]	.53 [8]	.53 [8]	2.71 [8]
10/31/2024	32.54	.99	5.97	6.96	(.78 )	—	(.78 )	38.72	21.46	— [10]	.54	.54	2.67
10/31/2023	30.93	.88	1.38	2.26	(.65 )	—	(.65 )	32.54	7.26	— [10]	.55	.55	2.62
10/31/2022	40.00	.69	(7.45)	(6.76)	(.67 )	(1.64)	(2.31)	30.93	(17.75)	— [10]	.54	.54	1.97
10/31/2021	33.54	.73	6.45	7.18	(.72 )	—	(.72 )	40.00	21.50	— [10]	.59	.54	1.90
10/31/2020[5,11]	33.54	—	—	—	—	—	—	33.54	—	— [10]	—	—	—
Class R-1:
4/30/2025[5,6]	38.65	.32	(.09 )	.23	(.22 )	(1.32)	(1.54)	37.34	.65 [7]	4	1.54 [8]	1.54 [8]	1.71 [8]
10/31/2024	32.48	.62	5.96	6.58	(.41 )	—	(.41 )	38.65	20.29	3	1.54	1.54	1.67
10/31/2023	30.87	.54	1.38	1.92	(.31 )	—	(.31 )	32.48	6.20	4	1.55	1.55	1.62
10/31/2022	39.92	.34	(7.42)	(7.08)	(.33 )	(1.64)	(1.97)	30.87	(18.58)	3	1.52	1.52	.96
10/31/2021	33.49	.35	6.42	6.77	(.34 )	—	(.34 )	39.92	20.27	5	1.55	1.55	.90
10/31/2020	32.88	.34	.50	.84	(.23 )	—	(.23 )	33.49	2.56	5	1.59	1.59	1.01
Refer to the end of the table(s) for footnote(s).

45	American Funds Global Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2025[5,6]	$38.53	$.31	$(.09 )	$.22	$(.21 )	$(1.32)	$(1.53)	$37.22	.66%[7]	$38	1.56%[8]	1.56%[8]	1.68%[8]
10/31/2024	32.39	.62	5.93	6.55	(.41 )	—	(.41 )	38.53	20.26	40	1.55	1.55	1.66
10/31/2023	30.78	.54	1.38	1.92	(.31 )	—	(.31 )	32.39	6.18	37	1.55	1.55	1.62
10/31/2022	39.83	.33	(7.40)	(7.07)	(.34 )	(1.64)	(1.98)	30.78	(18.58)	40	1.55	1.55	.96
10/31/2021	33.41	.34	6.42	6.76	(.34 )	—	(.34 )	39.83	20.26	51	1.56	1.56	.88
10/31/2020	32.80	.34	.50	.84	(.23 )	—	(.23 )	33.41	2.61	42	1.58	1.58	1.02
Class R-2E:
4/30/2025[5,6]	38.61	.37	(.09 )	.28	(.27 )	(1.32)	(1.59)	37.30	.79 [7]	4	1.28 [8]	1.28 [8]	1.98 [8]
10/31/2024	32.45	.72	5.94	6.66	(.50 )	—	(.50 )	38.61	20.57	4	1.28	1.28	1.94
10/31/2023	30.84	.63	1.38	2.01	(.40 )	—	(.40 )	32.45	6.49	4	1.28	1.28	1.89
10/31/2022	39.89	.43	(7.43)	(7.00)	(.41 )	(1.64)	(2.05)	30.84	(18.38)	3	1.28	1.28	1.24
10/31/2021	33.46	.45	6.43	6.88	(.45 )	—	(.45 )	39.89	20.59	3	1.28	1.28	1.17
10/31/2020	32.86	.43	.50	.93	(.33 )	—	(.33 )	33.46	2.86	3	1.30	1.30	1.31
Class R-3:
4/30/2025[5,6]	38.65	.40	(.09 )	.31	(.30 )	(1.32)	(1.62)	37.34	.89 [7]	55	1.11 [8]	1.11 [8]	2.12 [8]
10/31/2024	32.48	.78	5.95	6.73	(.56 )	—	(.56 )	38.65	20.79	58	1.11	1.11	2.09
10/31/2023	30.87	.69	1.38	2.07	(.46 )	—	(.46 )	32.48	6.63	50	1.12	1.12	2.06
10/31/2022	39.92	.48	(7.42)	(6.94)	(.47 )	(1.64)	(2.11)	30.87	(18.21)	49	1.11	1.11	1.39
10/31/2021	33.48	.50	6.44	6.94	(.50 )	—	(.50 )	39.92	20.79	63	1.12	1.12	1.31
10/31/2020	32.87	.49	.50	.99	(.38 )	—	(.38 )	33.48	3.06	58	1.13	1.13	1.47
Class R-4:
4/30/2025[5,6]	38.72	.45	(.09 )	.36	(.35 )	(1.32)	(1.67)	37.41	1.01 [7]	41	.82 [8]	.82 [8]	2.41 [8]
10/31/2024	32.54	.89	5.96	6.85	(.67 )	—	(.67 )	38.72	21.14	44.82		.82	2.39
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	39.82		.82	2.35
10/31/2022	39.99	.59	(7.44)	(6.85)	(.57 )	(1.64)	(2.21)	30.93	(17.97)	38.81		.81	1.68
10/31/2021	33.53	.62	6.45	7.07	(.61 )	—	(.61 )	39.99	21.14	50.82		.82	1.61
10/31/2020	32.93	.59	.49	1.08	(.48 )	—	(.48 )	33.53	3.36	43.83		.83	1.77
Class R-5E:
4/30/2025[5,6]	38.69	.49	(.10 )	.39	(.39 )	(1.32)	(1.71)	37.37	1.11 [7]	9	.63 [8]	.63 [8]	2.61 [8]
10/31/2024	32.51	.96	5.96	6.92	(.74 )	—	(.74 )	38.69	21.37	9.63		.63	2.59
10/31/2023	30.90	.86	1.37	2.23	(.62 )	—	(.62 )	32.51	7.17	7.63		.63	2.55
10/31/2022	39.96	.65	(7.43)	(6.78)	(.64 )	(1.64)	(2.28)	30.90	(17.82)	6.63		.63	1.86
10/31/2021	33.51	.70	6.44	7.14	(.69 )	—	(.69 )	39.96	21.39	8.63		.63	1.80
10/31/2020	32.92	.65	.48	1.13	(.54 )	—	(.54 )	33.51	3.55	4.64		.64	1.95
Class R-5:
4/30/2025[5,6]	38.78	.51	(.09 )	.42	(.41 )	(1.32)	(1.73)	37.47	1.19 [7]	18	.53 [8]	.53 [8]	2.74 [8]
10/31/2024	32.59	1.00	5.97	6.97	(.78 )	—	(.78 )	38.78	21.51	18.53		.53	2.69
10/31/2023	30.97	.89	1.38	2.27	(.65 )	—	(.65 )	32.59	7.27	16.53		.53	2.64
10/31/2022	40.05	.69	(7.45)	(6.76)	(.68 )	(1.64)	(2.32)	30.97	(17.74)	20.52		.52	1.96
10/31/2021	33.58	.75	6.45	7.20	(.73 )	—	(.73 )	40.05	21.49	27.53		.53	1.93
10/31/2020	32.98	.68	.50	1.18	(.58 )	—	(.58 )	33.58	3.68	22.54		.54	2.05
Class R-6:
4/30/2025[5,6]	38.75	.52	(.09 )	.43	(.42 )	(1.32)	(1.74)	37.44	1.22 [7]	14,843	.47 [8]	.47 [8]	2.77 [8]
10/31/2024	32.56	1.02	5.97	6.99	(.80 )	—	(.80 )	38.75	21.55	15,516.48		.48	2.74
10/31/2023	30.95	.90	1.38	2.28	(.67 )	—	(.67 )	32.56	7.33	15,048.48		.48	2.69
10/31/2022	40.02	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.95	(17.71)	13,034.48		.48	2.03
10/31/2021	33.56	.76	6.44	7.20	(.74 )	—	(.74 )	40.02	21.59	14,265.48		.48	1.96
10/31/2020	32.96	.70	.49	1.19	(.59 )	—	(.59 )	33.56	3.71	11,295.49		.49	2.11
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	46

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended April 30, 2025[5,6,7]	Year ended October 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	23%	44%	44%	43%	56%	65%
Including mortgage dollar roll transactions	32%	114%	91%	61%	69%	83%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

47	American Funds Global Balanced Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Global Balanced Fund	48

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objectives. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

49	American Funds Global Balanced Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Balanced Fund	50

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025